UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-08200

        Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

          Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Linda Giuffré, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

          Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Aggressive Investors 1 Fund

BRAGX

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Aggressive Investors 1 Fund	$53	0.46%

How did the Fund perform last year?

For the fiscal year, the Fund returned 28.34%, outperforming the S&P 500 Index.

Top contributors to performance

The Fund’s quality and sentiment models contributed to relative results. Overall from a sector prospective the impact was neutral but underweightings in the Consumer Staples and in the Real Estate sectors contributed the most to relative results. Stock selection contributed to results with selections in the Utilities, Consumer Discretionary and Financial sectors contributing the most.

Top detractors to performance

The Fund’s tilt toward smaller stocks and its overweight exposure to higher beta stocks detracted from relative returns during the period. The Fund’s value models detracted from relative performance.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2024

Aggressive Investors 1 $19,450
S&P 500 Index $33,521
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Aggressive Investors 1 19,450	S&P 500 Index 33,521
2014	10,000	10,000
2015	10,457	10,742
2016	9,683	11,171
2017	11,802	13,170
2018	13,169	15,064
2019	12,291	16,633
2020	11,365	17,881
2021	16,762	25,175
2022	12,772	22,503
2023	15,156	26,912
2024	19,450	33,521

Key Fund Statistics

Total Net Assets	$178,386,768
# of Portfolio Holdings	87
Portfolio Turnover Rate	65%
Advisory Fees Paid	$312,798

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Aggressive Investors 1	28.34%	9.61%	6.88%
S&P 500 Index	24.56%	15.05%	12.86%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.64%
Money Market Fund	0.35%
Investments Purchased With Cash Proceeds From Securities Lending	0.08%
Liabilities in Excess of Other Assets	-0.07%

Top Ten Holdings (% of Net Assets)

NVIDIA Corp.	4.92%
Microsoft Corp.	4.08%
Amazon.com, Inc.	3.68%
Apple, Inc.	3.07%
AppLovin Corp., Class A	2.80%
Costco Wholesale Corp.	2.38%
Vistra Corp.	2.15%
Meta Platforms, Inc., Class A	2.09%
Alphabet, Inc., Class A	2.08%
Cencora, Inc.	1.98%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets	3.03%
Materials	2.93%
Consumer Staples	4.86%
Energy	5.55%
Communication Services	7.22%
Industrials	9.08%
Health Care	11.37%
Financials	11.65%
Consumer Discretionary	15.22%
Information Technology	29.09%

Aggressive Investors 1 Fund

Annual Shareholder Report - June 30, 2024

BRAGX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC ™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about Bridgeway Managed Volatility Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

This report contains material fund changes that occurred subsequent to June 30, 2024.

Managed Volatility Fund

BRBPX

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Managed Volatility Fund	$98	0.94%

How did the Fund perform last year?

The Fund returned 9.24%, capturing 38% of the S&P 500 Index’s return. The Fund had a standard deviation of 3.96% during the fiscal year, which was 65% lower than the S&P 500’s standard deviation of 11.31% during the same period.

Top contributors to performance

All portfolio components other than the options component added to the Fund’s results. The portfolio’s equities component provided the largest contribution, returning approximately 10.6%. The portfolio’s futures and fixed income components returned approximately 2.3% and 1.2%, respectively.

Top detractors to performance

The portfolio’s options component detracted from results during the 12-month period.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2024

Managed Volatility $15,834
S&P 500 Index $33,521
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Managed Volatility 15,834	S&P 500 Index 33,521
2014	10,000	10,000
2015	10,092	10,742
2016	10,202	11,171
2017	10,670	13,170
2018	11,429	15,064
2019	11,629	16,633
2020	12,147	17,881
2021	14,009	25,175
2022	12,941	22,503
2023	14,495	26,912
2024	15,834	33,521

Key Fund Statistics

Total Net Assets	$30,960,371
# of Portfolio Holdings	235
Portfolio Turnover Rate	9%
Advisory Fees Paid	$81,077

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Managed Volatility	9.24%	6.37%	4.70%
S&P 500 Index	24.56%	15.05%	12.86%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	62.37%
U.S. Government Obligations	28.96%
Call Options Written	- 1.09%
Put Options Written	- 0.58%
Money Market Fund	6.49%
Other Assets in Excess of Liabilities	3.85%

Top Ten Holdings (% of Net Assets)

Apple, Inc.	3.67%
Microsoft Corp.	3.61%
Amazon.com, Inc.	2.56%
NVIDIA Corp.	2.00%
Alphabet, Inc., Class C	1.95%
Alphabet, Inc., Class A	1.94%
Marathon Petroleum Corp.	1.62%
McDonald's Corp.	1.48%
PepsiCo, Inc.	1.22%
Valero Energy Corp.	1.22%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets	12.14%
Industrials	3.72%
Consumer Staples	4.26%
Communication Services	5.89%
Health Care	6.66%
Financials	6.95%
Consumer Discretionary	7.19%
Energy	7.34%
Information Technology	16.89%
U.S. Government Obligations	28.96%

Material Fund Changes

On August 22, 2024, the Board of Directors of the Fund approved a proposal to liquidate the Fund. Accordingly, effective on August 23, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about November 18, 2024.

Managed Volatility Fund

Annual Shareholder Report - June 30, 2024

BRBPX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC ™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Omni Small-Cap Value Fund

BOSVX

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Omni Small-Cap Value Fund	$51	0.47%

How did the Fund perform last year?

For the fiscal year, Fund returned 15.93%, outperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed to relative results during the period. By design, the Fund does not hold Real Estate Investment Trusts (REITs) or Utilities stocks. The lack of exposure to both REITs and Utilities stocks contributed positively to relative returns during the period.

Top detractors to performance

The Fund’s tilt toward smaller stocks in the small-cap value universe detracted from relative performance.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2024

Omni Small-Cap Value $19,943
Russell 2000 Value Index $18,294
Russell 3000 Index $31,475
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Omni Small-Cap Value 19,943	Russell 2000 Value Index 18,294	Russell 3000 Index 31,475
2014	10,000	10,000	10,000
2015	9,852	10,078	10,729
2016	9,417	9,817	10,959
2017	11,755	12,258	12,987
2018	13,724	13,863	14,907
2019	11,416	12,999	16,246
2020	8,812	10,727	17,306
2021	17,175	18,588	24,949
2022	16,376	15,562	21,490
2023	17,202	16,497	25,563
2024	19,943	18,294	31,475

Key Fund Statistics

Total Net Assets	$1,198,726,475
# of Portfolio Holdings	568
Portfolio Turnover Rate	26%
Advisory Fees Paid	$3,434,288

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Omni Small-Cap Value	15.93%	11.80%	7.15%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Value Index	10.90%	7.07%	6.23%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.73%
Preferred Stock	0.00%
Rights	0.01%
Money Market Fund	0.27%
Investments Purchased With Cash Proceeds From Securities Lending	1.50%
Liabilities in Excess of Other Assets	-1.51%

Top Ten Holdings (% of Net Assets)

SkyWest, Inc.	1.20%
Teekay Tankers, Ltd., Class A	0.96%
M/I Homes, Inc.	0.90%
SFL Corp., Ltd.	0.88%
Tronox Holdings PLC	0.87%
Golden Ocean Group, Ltd.	0.85%
Vista Outdoor, Inc.	0.84%
Patrick Industries, Inc.	0.82%
Telephone and Data Systems, Inc.	0.81%
TTM Technologies, Inc.	0.80%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets	2.03%
Consumer Staples	2.90%
Health Care	3.07%
Information Technology	4.98%
Materials	5.48%
Communication Services	5.52%
Energy	12.51%
Consumer Discretionary	13.91%
Industrials	15.82%
Financials	33.78%

Omni Small-Cap Value Fund

Annual Shareholder Report - June 30, 2024

BOSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC ™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Small-Cap Value Fund

BRSVX

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Small-Cap Value Fund	$91	0.88%

How did the Fund perform last year?

For the fiscal year the Fund returned 6.36%, trailing the Russell 2000 Value Index.

Top contributors to performance

The Fund’s exposure to deeper value stocks across multiple metrics contributed positively to relative results.

Top detractors to performance

All of the Fund’s model categories underperformed the benchmark, detracting from relative results. The Fund’s tilt toward smaller stocks in the small-cap value universe also hurt relative performance. From a sector perspective, the Fund’s allocation effect was negative. An underweighting in the Energy sector and an overweighting in the Communication Services sector detracted the most from relative results. The Fund’s stock selection effect was also negative, with holdings in the Real Estate, Health Care, Materials, and Energy sectors detracting the most from relative performance.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2024

Small-Cap Value $23,111
Russell 2000 Value Index $18,294
Russell 3000 Index $31,475
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Small-Cap Value 23,111	Russell 2000 Value Index 18,294	Russell 3000 Index 31,475
2014	10,000	10,000	10,000
2015	9,790	10,078	10,729
2016	9,299	9,817	10,959
2017	11,166	12,258	12,987
2018	13,435	13,863	14,907
2019	11,134	12,999	16,246
2020	9,305	10,727	17,306
2021	20,729	18,588	24,949
2022	19,524	15,562	21,490
2023	21,730	16,497	25,563
2024	23,111	18,294	31,475

Key Fund Statistics

Total Net Assets	$487,790,118
# of Portfolio Holdings	134
Portfolio Turnover Rate	56%
Advisory Fees Paid	$3,342,965

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Small-Cap Value	6.36%	15.73%	8.74%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Value Index	10.90%	7.07%	6.23%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.90%
Money Market Fund	0.12%
Investments Purchased With Cash Proceeds From Securities Lending	0.80%
Liabilities in Excess of Other Assets	-0.82%

Top Ten Holdings (% of Net Assets)

Jackson Financial, Inc., Class A	1.51%
Amkor Technology, Inc.	1.44%
Enstar Group, Ltd.	1.40%
Group 1 Automotive, Inc.	1.37%
Taylor Morrison Home Corp.	1.33%
WSFS Financial Corp.	1.32%
Prestige Consumer Healthcare, Inc.	1.31%
Abercrombie & Fitch Co., Class A	1.28%
Bread Financial Holdings, Inc.	1.28%
Pathward Financial, Inc.	1.24%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets	4.91%
Consumer Staples	4.97%
Information Technology	6.40%
Real Estate	7.99%
Materials	8.58%
Health Care	8.75%
Consumer Discretionary	9.73%
Industrials	11.26%
Energy	11.46%
Financials	25.95%

Small-Cap Value Fund

Annual Shareholder Report - June 30, 2024

BRSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC ™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Fund

BRUSX

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Fund	$125	1.22%

How did the Fund perform last year?

For the fiscal year the Fund returned 5.71%, underperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s quality and sentiment models outperformed the benchmark contributing to relative results. The Fund’s tilt toward deeper value stocks across multiple valuation metrics also improved relative performance. From a sector perspective, the Fund’s allocation effect was positive. Overweightings in the Energy and Health Care sectors contributed the most to relative results. The Fund’s stock selection effect was also positive, largely driven by holdings in the Materials, Industrials, and Information Technology sectors.

Top detractors to performance

The Fund’s value models underperformed the benchmark, detracting from relative results. The Fund’s tilt toward deeper value stocks across multiple valuation metrics also improved relative performance.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2024

Ultra-Small Company $15,617
Russell Microcap Index $17,137
Russell 3000 Index $31,475
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Ultra-Small Company 15,617	Russell Microcap Index 17,137	Russell 3000 Index 31,475
2014	10,000	10,000	10,000
2015	9,240	10,821	10,729
2016	7,991	9,517	10,959
2017	9,339	12,144	12,987
2018	10,192	14,598	14,907
2019	8,716	13,082	16,246
2020	8,051	12,458	17,306
2021	16,952	21,897	24,949
2022	13,385	15,167	21,490
2023	14,773	16,174	25,563
2024	15,617	17,137	31,475

Key Fund Statistics

Total Net Assets	$77,764,980
# of Portfolio Holdings	254
Portfolio Turnover Rate	72%
Advisory Fees Paid	$727,078

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Ultra-Small Company	5.71%	12.37%	4.56%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell Microcap Index	5.96%	5.55%	5.53%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	98.53%
Rights	0.00%
Warrants	0.00%
Money Market Fund	1.66%
Investments Purchased With Cash Proceeds From Securities Lending	7.92%
Liabilities in Excess of Other Assets	-8.11%

Top Ten Holdings (% of Net Assets)

RealReal, Inc. (The)	3.88%
American Superconductor Corp.	2.96%
Arq, Inc.	2.31%
Amplify Energy Corp.	2.23%
OptimizeRx Corp.	1.98%
Epsilon Energy, Ltd.	1.58%
Rayonier Advanced Materials, Inc.	1.57%
Security National Financial Corp., Class A	1.54%
Magnachip Semiconductor Corp.	1.52%
Gran Tierra Energy, Inc.	1.46%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets	3.77%
Communication Services	1.79%
Real Estate	3.49%
Materials	5.68%
Information Technology	9.25%
Energy	9.38%
Industrials	9.70%
Consumer Discretionary	12.81%
Financials	18.91%
Health Care	25.22%

Ultra-Small Company Fund

Annual Shareholder Report - June 30, 2024

BRUSX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC ™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Market Fund

BRSIX

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Market Fund	$76	0.75%

How did the Fund perform last year?

For the fiscal year the Fund returned 3.17%, underperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s investment universe focuses on the smallest stocks within the US stock market (the CRSP 10 universe). The Fund’s performance relative to the CRSP 10 universe was positive.

Top detractors to performance

The Fund’s focus on the CRSP 10 universe hurt relative results, as CRSP 10 stocks underperformed the Russell Microcap Index. On average, the Fund held about 82% of its assets in the CRSP 10 universe, versus roughly 11% for the benchmark. The Fund’s sidestepping strategies, which eliminate exposure to stocks with a high probability of a steep price decline, major financial distress or bankruptcy, also hurt performance relative to the CRSP 10 universe.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2024

Ultra-Small Company Market $15,308
Russell Microcap Index $17,137
Russell 3000 Index $31,475
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Ultra-Small Company Market 15,308	Russell Microcap Index 17,137	Russell 3000 Index 31,475
2014	10,000	10,000	10,000
2015	10,372	10,821	10,729
2016	9,248	9,517	10,959
2017	11,708	12,144	12,987
2018	14,150	14,598	14,907
2019	11,748	13,082	16,246
2020	10,457	12,458	17,306
2021	21,314	21,897	24,949
2022	14,839	15,167	21,490
2023	14,837	16,174	25,563
2024	15,308	17,137	31,475

Key Fund Statistics

Total Net Assets	$167,478,670
# of Portfolio Holdings	579
Portfolio Turnover Rate	44%
Advisory Fees Paid	$812,896

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Ultra-Small Company Market	3.17%	5.44%	4.35%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell Microcap Index	5.96%	5.55%	5.53%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.71%
Rights	0.00%
Warrants	0.01%
Money Market Fund	0.43%
Investments Purchased With Cash Proceeds From Securities Lending	11.20%
Liabilities in Excess of Other Assets	-11.35%

Top Ten Holdings (% of Net Assets)

Natural Gas Services Group, Inc.	0.70%
Redwire Corp.	0.68%
Orion Group Holdings, Inc.	0.65%
Superior Group of Cos., Inc.	0.65%
Emergent BioSolutions, Inc.	0.62%
LendingTree, Inc.	0.62%
Sight Sciences, Inc.	0.58%
GeneDx Holdings Corp.	0.58%
Selectquote, Inc.	0.55%
CSP, Inc.	0.53%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets	2.63%
Consumer Staples	2.38%
Materials	3.52%
Communication Services	3.60%
Energy	4.90%
Information Technology	10.09%
Industrials	13.93%
Consumer Discretionary	14.23%
Financials	17.89%
Health Care	26.83%

Ultra-Small Company Market Fund

Annual Shareholder Report - June 30, 2024

BRSIX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC ™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

(b) Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Miles Douglas Harper III, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $147,600 for 2024 and $144,000 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $18,000 for 2024 and $18,000 for 2023. Tax services include the review of the Funds’ federal income tax returns, the review of the Funds’ federal excise tax returns and the review of required distributions by the Funds.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee has adopted an Audit Committee Charter that provides that the Audit Committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the Registrant and non-audit services to the Registrant, its investment advisor or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of Regulation S-X [17 CFR 210.12-12] is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual Financial Statements, and the Financial Highlights are attached herewith.

A no-load mutual fund family

Financial Statements and Other information June 30, 2024

AGGRESSIVE INVESTORS 1	BRAGX

ULTRA-SMALL COMPANY	BRUSX

(Open to Existing Investors — Direct Only)

ULTRA-SMALL COMPANY MARKET	BRSIX

SMALL-CAP VALUE	BRSVX

OMNI SMALL-CAP VALUE	BOSVX

MANAGED VOLATILITY	BRBPX

bridgewayfunds.com

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

COMMON STOCKS - 99.64%

Communication Services - 7.22%
Alphabet, Inc., Class A	20,400	$3,715,860
Electronic Arts, Inc.	12,000	1,671,960
Meta Platforms, Inc., Class A	7,400	3,731,228
Spotify Technology SA*	7,000	2,196,530
Verizon Communications, Inc.	38,000	1,567,120

		12,882,698

Consumer Discretionary - 15.22%
Amazon.com, Inc.*	34,000	6,570,500
AutoNation, Inc.*	10,700	1,705,366
Booking Holdings, Inc.	800	3,169,200
Dick’s Sporting Goods, Inc.	5,000	1,074,250
eBay, Inc.	25,000	1,343,000
Expedia Group, Inc.*	7,800	982,722
General Motors Co.	76,000	3,530,960
PulteGroup, Inc.	14,700	1,618,470
Royal Caribbean Cruises, Ltd.*	6,300	1,004,409
Tapestry, Inc.	38,000	1,626,020
Toll Brothers, Inc.	15,000	1,727,700
Ulta Beauty, Inc.*	2,300	887,501
Wingstop, Inc.	4,500	1,901,970

		27,142,068

Consumer Staples - 4.86%
Bunge Global SA	24,600	2,626,542
Celsius Holdings, Inc.*+	14,500	827,805
Costco Wholesale Corp.	5,000	4,249,950
Kimberly-Clark Corp.	7,000	967,400

		8,671,697

Energy - 5.55%
Cheniere Energy, Inc.	9,600	1,678,368
Chesapeake Energy Corp.+	8,300	682,177
HF Sinclair Corp.	28,000	1,493,520
Marathon Petroleum Corp.	17,000	2,949,160
Occidental Petroleum Corp.	19,300	1,216,479
Valero Energy Corp.	12,000	1,881,120

		9,900,824

Financials - 11.65%
American Express Co.	7,000	1,620,850
American International Group, Inc.	12,000	890,880

Industry Company	Shares	Value

Financials (continued)
Ameriprise Financial, Inc.	5,000	$2,135,950
Apollo Global Management, Inc.	7,800	920,946
Citizens Financial Group, Inc.	26,800	965,604
Corebridge Financial, Inc.	70,000	2,038,400
East West Bancorp, Inc.	12,300	900,729
LPL Financial Holdings, Inc.	8,700	2,429,910
Prudential Financial, Inc.	15,800	1,851,602
Royal Bank of Canada	15,700	1,670,166
Synchrony Financial	43,300	2,043,327
Toast, Inc., Class A*	36,000	927,720
U.S. Bancorp	40,000	1,588,000
Webster Financial Corp.	18,300	797,697

		20,781,781

Health Care - 11.37%
Cencora, Inc.	15,700	3,537,210
DaVita, Inc.*	9,000	1,247,130
Hologic, Inc.*	29,100	2,160,675
Johnson & Johnson	23,000	3,361,680
Medpace Holdings, Inc.*	3,500	1,441,475
Merck & Co., Inc.	22,000	2,723,600
Molina Healthcare, Inc.*	8,500	2,527,050
UnitedHealth Group, Inc.	1,800	916,668
Veeva Systems, Inc., Class A*	8,500	1,555,585
Viatris, Inc.	77,000	818,510

		20,289,583

Industrials - 9.08%
Automatic Data
Processing, Inc.	9,000	2,148,210
Axon Enterprise, Inc.*	5,600	1,647,744
Builders FirstSource, Inc.*	18,000	2,491,380
Caterpillar, Inc.	4,500	1,498,950
EMCOR Group, Inc.	7,000	2,555,560
Uber Technologies, Inc.*	33,000	2,398,440
United Airlines Holdings, Inc.*	19,500	948,870
Vertiv Holdings Co., Class A	29,000	2,510,530

		16,199,684

Information Technology - 29.09%
Adobe, Inc.*	1,900	1,055,526
Amphenol Corp., Class A	13,400	902,758
Apple, Inc.	26,000	5,476,120
Applied Materials, Inc.	11,000	2,595,890

2	Annual Report | June 30, 2024

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company		Shares	Value

Common Stocks (continued)

Information Technology (continued)
AppLovin Corp., Class A*		60,000	$4,993,200
Broadcom, Inc.		1,000	1,605,530
Cadence Design Systems, Inc.*		5,900	1,815,725
Check Point Software Technologies, Ltd.*		13,000	2,145,000
Dolby Laboratories, Inc., Class A		20,000	1,584,600
Dropbox, Inc., Class A*		63,800	1,433,586
F5, Inc.*		9,500	1,636,185
Jabil, Inc.		5,800	630,982
Keysight Technologies, Inc.*		4,500	615,375
KLA Corp.		2,700	2,226,177
Microsoft Corp.		16,300	7,285,285
NetApp, Inc.		21,100	2,717,680
Nutanix, Inc., Class A*		38,000	2,160,300
NVIDIA Corp.		71,000	8,771,340
Salesforce, Inc.		3,400	874,140
VeriSign, Inc.*		7,700	1,369,060

			51,894,459

Materials - 2.93%
CF Industries Holdings, Inc.		25,700	1,904,884
Nucor Corp.		10,300	1,628,224
Steel Dynamics, Inc.		13,000	1,683,500

			5,216,608

Utilities - 2.67%
NRG Energy, Inc.		12,000	934,320
Vistra Corp.		44,600	3,834,708

			4,769,028

TOTAL COMMON STOCKS - 99.64%			177,748,430

(Cost $130,222,184)

Rate^		Shares	Value

MONEY MARKET FUND - 0.35%
Fidelity Investments Money Market Government Portfolio Class I	5.21%	620,688	620,688

TOTAL MONEY MARKET FUND - 0.35%			620,688

(Cost $620,688)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.08%
Dreyfus Institutional Preferred Government Money Market Fund**	5.27%	144,564	$144,564

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.08%			144,564

(Cost $144,564)

TOTAL INVESTMENTS - 100.07%			$178,513,682
(Cost $130,987,436)
Liabilities in Excess of Other Assets - (0.07%)			(126,914)

NET ASSETS - 100.00%			$178,386,768

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2024.
^	Rate disclosed as of June 30, 2024.
+

This security or a portion of the security is out on loan as of June 30, 2024. Total loaned securities had a value of $829,412 as of June 30, 2024. See Note 2 for disclosure of cash and non-cash collateral.

bridgewayfunds.com	3

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2024:

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$177,748,430	$–	$–	$177,748,430
Money Market Fund	620,688	–	–	620,688
Investments Purchased With Cash Proceeds From Securities Lending	144,564	–	–	144,564

TOTAL	$178,513,682	$–	$–	$178,513,682

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

4	Annual Report | June 30, 2024

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

COMMON STOCKS - 98.53%
Communication Services - 1.79%
Arena Group Holdings, Inc. (The)*	32,100	$24,717
Cineverse Corp.*+	25,067	22,310
Cumulus Media, Inc., Class A*	38,500	78,540
Harte Hanks, Inc.*	12,746	103,497
Innovid Corp.*	139,329	257,759
LiveOne, Inc.*	33,700	52,909
Outbrain, Inc.*	160,938	801,471
Zedge, Inc., Class B*	16,700	50,935

		1,392,138

Consumer Discretionary - 12.81%
1stdibs.com, Inc.*	38,266	171,814
AMCON Distributing Co.	2,180	298,791
American Outdoor Brands, Inc.*	8,400	75,600
American Public
Education, Inc.*	35,193	618,693
Aterian, Inc.*+	8,860	24,897
BARK, Inc.*+	344,400	623,364
Beachbody Co., Inc. (The)*	6,109	51,499
Cato Corp. (The), Class A+	32,000	177,280
Conn’s, Inc.*	38,000	41,990
Container Store Group, Inc. (The)*	150,500	81,270
Duluth Holdings, Inc., Class B*	10,000	36,900
Educational Development Corp.*	55,700	105,273
Envela Corp.*	10,000	44,900
Full House Resorts, Inc.*	22,300	111,500
GAN, Ltd.*	640,289	944,426
JAKKS Pacific, Inc.*	13,200	236,412
Kandi Technologies Group, Inc.*	387,548	848,730
Lands’ End, Inc.*	2,900	39,411
Lazydays Holdings, Inc.*+	11,500	29,210
Lifetime Brands, Inc.	20,000	171,800
Lincoln Educational
Services Corp.*	27,679	328,273
Live Ventures, Inc.*	11,902	270,056
Nathan’s Famous, Inc.	700	47,446
RealReal, Inc. (The)*+	947,000	3,020,930
Regis Corp.*+	9,000	207,000
Rocky Brands, Inc.	9,000	332,640
RumbleON, Inc., Class B*	32,631	133,787
ThredUp, Inc., Class A*	129,400	219,980
Tilly’s, Inc., Class A*	36,888	222,435
Universal Electronics, Inc.*	35,245	409,547

Industry Company	Shares	Value

Consumer Discretionary (continued)
Vacasa, Inc., Class A*+	7,900	$38,473

		9,964,327

Consumer Staples - 1.65%
Farmer Bros Co.*	16,300	43,684
Lifevantage Corp.	31,906	204,836
Lifeway Foods, Inc.*	28,538	364,430
Mama’s Creations, Inc.*	22,467	151,428
Mannatech, Inc.	23,388	163,950
Natural Alternatives International, Inc.*	50,300	302,806
Natural Health Trends Corp.	7,600	53,960

		1,285,094

Energy - 9.38%
Amplify Energy Corp.*+	255,300	1,730,934
Barnwell Industries, Inc.	80,030	188,071
DMC Global, Inc.*+	10,900	157,178
Epsilon Energy, Ltd.	225,397	1,228,414
Evolution Petroleum Corp.	19,033	100,304
FutureFuel Corp.	114,200	585,846
Geospace Technologies Corp.*	5,800	52,084
Gran Tierra Energy, Inc.*	117,593	1,137,124
Hallador Energy Co.*	51,100	397,047
Independence Contract Drilling, Inc.*	19,380	25,194
KLX Energy Services Holdings, Inc.*+	72,172	357,251
NCS Multistage Holdings, Inc.*	700	11,746
PHX Minerals, Inc.	22,880	74,589
PrimeEnergy Resources Corp.*	4,300	457,305
Ranger Energy Services, Inc.	69,156	727,521
Smart Sand, Inc.*	30,618	64,604

		7,295,212

Financials - 18.91%
ACRES Commercial Realty Corp.*	3,800	48,488
AG Mortgage Investment Trust, Inc.	104,126	691,397
AmeriServ Financial, Inc.	15,000	33,900
Ames National Corp.	16,500	338,085
Atlantic American Corp.	72,906	123,211
Bank of Marin Bancorp	26,566	430,104

bridgewayfunds.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Bankwell Financial Group, Inc.	2,200	$55,814
BayCom Corp.	3,900	79,365
California BanCorp*	1,900	40,850
CF Bankshares, Inc.	4,800	90,048
Chemung Financial Corp.	15,750	756,000
Citizens & Northern Corp.	3,500	62,615
Citizens Community Bancorp, Inc.	42,700	494,039
Codorus Valley Bancorp, Inc.	15,127	363,653
Colony Bankcorp, Inc.	5,865	71,846
Community West Bancshares	31,771	587,764
Consumer Portfolio Services, Inc.*+	38,859	380,818
Evans Bancorp, Inc.+	6,365	178,920
Finward Bancorp	1,442	35,358
Finwise Bancorp*	9,700	99,037
First Community Corp.	10,637	183,488
FS Bancorp, Inc.	9,871	359,798
FVCBankcorp, Inc.*+	53,165	580,562
Investar Holding Corp.	23,165	356,741
Katapult Holdings, Inc.*	3,300	55,473
LCNB Corp.+	17,792	247,487
Manhattan Bridge Capital, Inc.	15,216	78,210
Medallion Financial Corp.	46,659	358,341
Meridian Corp.	9,843	103,548
MVB Financial Corp.	13,200	246,048
National Bankshares, Inc.	4,137	116,994
Northeast Community Bancorp, Inc.	5,467	97,422
Northrim BanCorp, Inc.	2,400	138,336
Norwood Financial Corp.	4,414	112,027
Oak Valley Bancorp	32,464	810,626
OP Bancorp	44,550	427,235
Orrstown Financial Services, Inc.+	1,700	46,512
Parke Bancorp, Inc.	11,568	201,283
Paysign, Inc.*	111,070	478,712
PCB Bancorp	3,100	50,468
Peoples Bancorp of North Carolina, Inc.	7,200	210,240
Plumas Bancorp	1,551	55,805
Portman Ridge Finance Corp.	11,300	221,706
Primis Financial Corp.	67,900	711,592
Princeton Bancorp, Inc.	14,473	479,056
Sachem Capital Corp.	64,200	166,278
Security National Financial Corp., Class A*	150,184	1,199,970

Industry Company	Shares	Value

Financials (continued)
Southern States Bancshares, Inc.	1,700	$46,138
Third Coast Bancshares, Inc.*	32,159	684,022
Timberland Bancorp, Inc.	19,071	516,633
US Global Investors, Inc., Class A	3,753	9,795
Virginia National Bankshares Corp.	10,208	334,823
William Penn Bancorp	5,200	59,280

		14,705,961

Health Care - 25.22%
American Shared Hospital Services*	209,067	667,969
Athira Pharma, Inc.*	21,893	58,016
Avita Medical, Inc.*+	3,900	30,888
CareCloud, Inc.*	130,151	249,890
Chimerix, Inc.*	860,124	753,469
ClearPoint Neuro, Inc.*	66,992	361,087
Co.-Diagnostics, Inc.*+	272,900	341,125
Codexis, Inc.*	36,400	112,840
Context Therapeutics, Inc.*+	41,469	83,145
Cumberland Pharmaceuticals, Inc.*#	233,068	356,594
CytomX Therapeutics, Inc.*	180,624	220,361
Design Therapeutics, Inc.*	89,700	300,495
Dominari Holdings, Inc.*	20,500	38,335
Electromed, Inc.*	56,763	853,148
Eledon Pharmaceuticals, Inc.*	33,400	88,176
Eton Pharmaceuticals, Inc.*+	178,762	588,127
EyePoint Pharmaceuticals, Inc.*	48,000	417,600
FONAR Corp.*	30,100	481,600
G1 Therapeutics, Inc.*	228,043	519,938
Generation Bio Co.*	174,000	490,680
Harvard Bioscience, Inc.*	75,483	215,127
iCAD, Inc.*	74,600	96,980
Inogen, Inc.*	49,834	405,150
Invivyd, Inc.*	211,800	232,980
Joint Corp. (The)*	4,200	59,052
Kewaunee Scientific Corp.*	6,900	325,680
Kronos Bio, Inc.*	77,475	96,069
LifeMD, Inc.*	136,257	934,723
Lineage Cell Therapeutics, Inc.*+	324,200	323,325
MEI Pharma, Inc.	26,869	78,189

6	Annual Report | June 30, 2024

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Mersana Therapeutics, Inc.*	475,500	$955,755
Milestone Scientific, Inc.*	243,700	166,520
Nkarta, Inc.*	149,467	883,350
Ocuphire Pharma, Inc.*+	44,036	67,375
OptimizeRx Corp.*	154,100	1,541,000
Palisade Bio, Inc.*	4,104	18,632
Passage Bio, Inc.*+	416,042	330,421
Phio Pharmaceuticals Corp.*	23,486	16,412
Prelude Therapeutics, Inc.*	29,000	110,490
Pro-Dex, Inc.*	1,700	33,388
ProPhase Labs, Inc.*+	14,289	59,728
Pulmatrix, Inc.*	9,700	18,721
Pyxis Oncology, Inc.*	115,900	383,629
Quince Therapeutics, Inc.*	33,495	25,121
Relmada Therapeutics, Inc.*	100,177	300,531
Retractable Technologies, Inc.*	66,434	71,749
Rigel Pharmaceuticals, Inc.*	16,920	139,082
scPharmaceuticals, Inc.*+	85,000	369,750
Seer, Inc.*	243,243	408,648
Semler Scientific, Inc.*+	20,676	711,254
Spyre Therapeutics, Inc.*+	36,100	848,711
SunLink Health Systems, Inc.*	192,800	154,240
Sutro Biopharma, Inc.*	105,500	309,115
Tectonic Therapeutic, Inc.*	11,783	194,066
Tourmaline Bio, Inc.	15,267	196,334
Vanda Pharmaceuticals, Inc.*	46,100	260,465
Werewolf Therapeutics, Inc.*	3,000	7,320
XBiotech, Inc.*	65,041	334,311
Y-mAbs Therapeutics, Inc.*+	76,000	918,080

		19,614,956

Industrials - 9.70%
Acme United Corp.	13,785	483,440
American Superconductor Corp.*	98,500	2,303,915
ARC Document Solutions, Inc.	192,150	507,276
Asure Software, Inc.*	22,900	192,360
Avalon Holdings Corp., Class A*	14,700	32,340
Byrna Technologies, Inc.*	61,771	616,475
DLH Holdings Corp.*	83,220	878,803

Industry Company	Shares	Value

Industrials (continued)
Gencor Industries, Inc.*	8,500	$164,390
Graham Corp.*	13,500	380,160
Hudson Global, Inc.*	10,958	182,012
Hydrofarm Holdings Group, Inc.*	79,700	54,993
L B Foster Co., Class A*	9,056	194,885
Mastech Digital, Inc.*	13,697	102,728
Matrix Service Co.*	12,800	127,104
Novusterra, Inc.*Δ#+	25,745	515
Perma-Fix Environmental Services, Inc.*+	22,100	223,873
Pioneer Power Solutions, Inc.*	39,200	155,624
Quad/Graphics, Inc.	39,700	216,365
Quest Resource Holding Corp.*	9,700	85,360
Radiant Logistics, Inc.*	5,700	32,433
Skillsoft Corp.*+	10,162	140,540
Spire Global, Inc.*+	6,307	68,368
Steel Connect, Inc.*	4,114	52,824
Taylor Devices, Inc.*+	1,000	44,980
Twin Disc, Inc.	4,401	51,844
Virco Mfg. Corp.+	17,600	245,344

		7,538,951

Information Technology - 9.25%
Airgain, Inc.*	17,200	103,888
Applied Optoelectronics, Inc.*+	39,300	325,797
Astrotech Corp.*+	4,700	42,676
AudioEye, Inc.*	663	11,675
ClearOne, Inc.	53,600	34,845
Coda Octopus Group, Inc.*	2,900	17,473
Consensus Cloud Solutions, Inc.*	45,300	778,254
eGain Corp.*	23,200	146,392
Immersion Corp.	12,732	119,808
Issuer Direct Corp.*	5,268	41,327
Iteris, Inc.*	26,445	114,507
Key Tronic Corp.*	18,100	73,305
Lantronix, Inc.*	15,200	53,960
Magnachip Semiconductor Corp.*	243,200	1,184,384
Marin Software, Inc.*+	12,300	28,905
Mind CTI, Ltd.	5,600	10,416
Neonode, Inc.*	25,123	52,005
Next Technology Holding, Inc.*	32,163	141,196
Porch Group, Inc.*	155,233	234,402
Quantum Corp.*	84,800	34,692

bridgewayfunds.com	7

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Red Violet, Inc.*	6,700	$170,180
Rekor Systems, Inc.*+	106,400	164,920
ReposiTrak, Inc.+	49,427	755,739
RF Industries, Ltd.*	29,696	103,639
Richardson Electronics, Ltd.	13,500	160,515
Rimini Street, Inc.*+	273,500	839,645
SigmaTron International, Inc.*	70,800	395,772
Synchronoss
Technologies, Inc.*	23,518	218,717
Taitron Components, Inc.,
Class A	68,200	180,730
Telos Corp.*	56,800	228,336
TSR, Inc.*	5,328	71,395
Universal Security
Instruments, Inc.*	89,980	144,769
Upland Software, Inc.*	39,100	97,359
WM Technology, Inc.*	36,600	38,064
Wrap Technologies, Inc.*+	38,400	76,800

		7,196,487
Materials - 5.68%
Ampco-Pittsburgh Corp.*	58,032	44,685
Arq, Inc.*	296,164	1,797,715
Ascent Industries Co.*	6,700	65,392
Flexible Solutions International, Inc.	55,300	96,775
Friedman Industries, Inc.	73,121	1,104,127
Gulf Resources, Inc.*	81,460	83,904
Northern Technologies International Corp.	252	4,173
Rayonier Advanced Materials, Inc.*	223,900	1,218,016

		4,414,787
Real Estate - 3.49%
Alpine Income Property
Trust, Inc.	67,794	1,054,875
AMREP Corp.*	28,100	531,371
Clipper Realty, Inc.	33,563	121,162
Douglas Elliman, Inc.*	865,016	1,003,419

		2,710,827
Utilities - 0.65%
Cadiz, Inc.*+	112,200	346,698

Industry Company		Shares	Value

Utilities (continued)
Spruce Power Holding Corp.*		42,962	$156,811

			503,509

TOTAL COMMON STOCKS - 98.53%			76,622,249

(Cost $76,439,990)

RIGHTS - 0.00%
AVROBIO, Inc., CVR*Δ#+++		11,783	–
Enliven Therapeutics, Inc., CVR*Δ#+++		18,900	–

TOTAL RIGHTS - 0.00%			–

(Cost $ – )

WARRANTS - 0.00%
Imperalis Holding Corp., expiring 04/13/28*		258,500	284

TOTAL WARRANTS - 0.00%			284

(Cost $ – )

Rate^		Shares	Value

MONEY MARKET FUND - 1.66%
Fidelity Investments Money Market Government Portfolio Class I	5.21%	1,294,323	1,294,323

TOTAL MONEY MARKET FUND - 1.66%			1,294,323

(Cost $1,294,323)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.92%
Dreyfus Institutional Preferred Government Money Market Fund**	5.27%	6,157,502	6,157,502

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.92%			6,157,502

(Cost $6,157,502)

TOTAL INVESTMENTS - 108.11%			$84,074,358
(Cost $83,891,815)

Liabilities in Excess of Other Assets - (8.11%)			(6,309,378)

NET ASSETS - 100.00%			$77,764,980

8	Annual Report | June 30, 2024

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

#    Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $357,109, which is 0.46% of total net assets.

Δ    Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

*   Non-income producing security.

**   This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2024.

^  Rate disclosed as of June 30, 2024.

+    This security or a portion of the security is out on loan as of June 30, 2024. Total loaned securities had a value of $7,795,525 as of June 30, 2024. See Note 2 for disclosure of cash and non-cash collateral.

+++  No stated maturity date.

CVR - Contingent Value Right

bridgewayfunds.com	9

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2024:

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Industrials	$7,538,436	$–	$515	$7,538,951
Consumer Discretionary	9,665,536	298,791	–	9,964,327
Other Industries (a)	59,118,971	–	–	59,118,971

Total Common Stocks	76,322,943	298,791	515	76,622,249
Rights	–	–	0	0
Warrants	284	–	–	284
Money Market Fund	1,294,323	–	–	1,294,323
Investments Purchased With Cash Proceeds From Securities Lending	6,157,502	–	–	6,157,502

TOTAL	$83,775,052	$298,791	$515	$84,074,358

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Common Stocks	Rights	Total

Balance as of 06/30/2023	$–	$0	$–
Purchases/Issuances	515	–	515
Sales/Expirations	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in unrealized Appreciation/(Depreciation)	–	–	–
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 06/30/2024	$515	$0	$515

Net change in unrealized Appreciation/(Depreciation) from investments held as of 06/30/2024	$–	$–	$–

See Notes to Financial Statements.

10	Annual Report | June 30, 2024

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

COMMON STOCKS - 99.71%
Communication Services - 3.60%
Arena Group Holdings, Inc. (The)*	59,100	$45,507
Beasley Broadcast Group, Inc., Class A*	88,225	58,008
comScore, Inc.*	12,635	179,291
Cumulus Media, Inc., Class A*	45,000	91,800
DHI Group, Inc.*	119,600	249,964
Entravision Communications Corp., Class A	168,000	341,040
EverQuote, Inc., Class A*	15,000	312,900
EW Scripps Co. (The), Class A*	150,000	471,000
Gaia, Inc.*	43,400	191,394
Harte Hanks, Inc.*	20,000	162,400
iHeartMedia, Inc., Class A*	225,000	245,250
Innovid Corp.*	406,000	751,100
Kartoon Studios, Inc.*+	80,400	82,812
KORE Group Holdings, Inc.*	248,700	105,424
Lee Enterprises, Inc.*	12,100	134,431
Marchex, Inc., Class B*	124,500	191,730
Moving Image Technologies, Inc.*	20,300	12,635
NII Holdings Escrow*Δ#	287,700	69,048
Outbrain, Inc.*	132,900	661,842
PSQ Holdings, Inc.*+	22,000	82,940
Saga Communications, Inc., Class A	22,216	349,902
System1, Inc.*	119,300	181,336
Townsquare Media, Inc., Class A	52,700	577,592
Travelzoo*	40,443	306,962
TrueCar, Inc.*	21,600	67,608
Zedge, Inc., Class B*	33,780	103,029

		6,026,945

Consumer Discretionary - 14.23%
1stdibs.com, Inc.*	103,000	462,470
Aaron’s Co., Inc. (The)	74,700	745,506
Allurion Technologies, Inc.*+	50,000	49,880
AMCON Distributing Co.	1,900	260,414
American Outdoor Brands, Inc.*	35,007	315,063
American Public Education, Inc.*	41,000	720,780
Ark Restaurants Corp.	14,500	188,645
BARK, Inc.*+	393,235	711,755
Bassett Furniture Industries, Inc.	18,644	264,931

Industry Company	Shares	Value

Consumer Discretionary (continued)
Big 5 Sporting Goods Corp.+	65,000	$192,400
Big Lots, Inc.*+	70,000	121,100
Brilliant Earth Group, Inc., Class A*	22,800	50,616
Canterbury Park Holding Corp.	11,689	255,288
CarParts.com, Inc.*	192,800	192,800
Cato Corp. (The), Class A	42,000	232,680
Citi Trends, Inc.*+	24,200	514,492
Clarus Corp.	85,000	572,050
Conn’s, Inc.*	33,600	37,128
Container Store Group, Inc. (The)*	77,800	42,012
ContextLogic, Inc., Class A*+	38,700	220,977
Cooper-Standard Holdings, Inc.*	32,500	404,300
Culp, Inc.*	28,000	125,440
Delta Apparel, Inc.*	20,588	11,941
Destination XL Group, Inc.*	127,500	464,100
Dixie Group, Inc. (The)*	117,000	76,635
Duluth Holdings, Inc., Class B*+	85,287	314,709
Educational Development Corp.*	16,400	30,996
Emerson Radio Corp.*	72,100	42,539
Envela Corp.*	77,400	347,526
Escalade, Inc.	34,508	475,865
Flanigan’s Enterprises, Inc.	7,000	188,160
Flexsteel Industries, Inc.	14,900	462,794
Fossil Group, Inc.*	110,000	158,400
GoPro, Inc., Class A*	275,000	390,500
Groupon, Inc.*	14,446	221,024
Grove Collaborative Holdings*+	87,025	154,034
Hamilton Beach Brands Holding Co., Class A	18,000	309,420
Hooker Furnishings Corp.	26,864	388,991
Inspirato, Inc.*+	9,250	32,375
iRobot Corp.*+	50,000	455,500
J Jill, Inc.	18,400	643,448
JAKKS Pacific, Inc.*	21,090	377,722
Kandi Technologies Group, Inc.*	141,700	310,323
Kirkland’s, Inc.*+	28,500	46,455
Lakeland Industries, Inc.	23,457	538,104
Lifetime Brands, Inc.	59,200	508,528
LL Flooring Holdings, Inc.*	45,000	64,350
Lottery.com, Inc.*	200	184
Lulu’s Fashion Lounge Holdings, Inc.*	100,900	186,665

bridgewayfunds.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Mondee Holdings, Inc.*	9,900	$23,760
Motorcar Parts of America, Inc.*	49,053	302,657
Nathan’s Famous, Inc.	5,200	352,456
Noodles & Co.*	79,600	125,768
PetMed Express, Inc.+	20,000	81,000
Purple Innovation, Inc.*	295,000	306,800
RealReal, Inc. (The)*+	225,100	718,069
Red Robin Gourmet Burgers, Inc.*+	33,100	250,567
Rocky Brands, Inc.	23,200	857,472
Solo Brands, Inc., Class A*	145,000	330,600
Sonder Holdings, Inc.*+	60,000	277,800
Sportsman’s Warehouse Holdings, Inc.*	82,700	199,307
Stitch Fix, Inc., Class A*	168,500	699,275
Strattec Security Corp.*	11,100	277,500
Superior Group of Cos., Inc.	57,700	1,091,107
Superior Industries International, Inc.*	102,500	333,125
Sypris Solutions, Inc.*	59,404	114,056
ThredUp, Inc., Class A*	205,000	348,500
Tilly’s, Inc., Class A*	84,300	508,329
Tupperware Brands Corp.*+	125,000	175,000
Unifi, Inc.*	60,000	353,400
United Homes Group, Inc.*	15,000	85,350
Universal Electronics, Inc.*	31,900	370,678
Vacasa, Inc., Class A*+	22,500	109,575
Vera Bradley, Inc.*	93,700	586,562
Vince Holding Corp.*	51,263	70,743
VOXX International Corp.*+	60,400	190,864
Vroom, Inc.*	1,250	11,650
Wag! Group Co.*+	97,000	155,200
Weyco Group, Inc.	16,000	485,120
WW International, Inc.*	137,500	160,875

		23,835,180

Consumer Staples - 2.38%
Alico, Inc.	24,550	636,091
Bridgford Foods Corp.*+	21,900	219,876
Farmer Bros Co.*	54,900	147,132
Honest Co., Inc. (The)*	262,000	765,040
Laird Superfood, Inc.*	15,000	84,300
Lifeway Foods, Inc.*+	37,401	477,611
Limoneira Co.	11,400	237,234
Local Bounti Corp.*	16,538	46,141
Mannatech, Inc.	8,300	58,183

Industry Company	Shares	Value

Consumer Staples (continued)
Natural Alternatives International, Inc.*	31,610	$190,292
Natural Grocers by Vitamin Cottage, Inc.	9,200	195,040
Real Good Food Co., Inc. (The)*	50,000	25,010
Rocky Mountain Chocolate Factory, Inc.*	36,500	80,300
Splash Beverage Group, Inc.*	127,300	29,279
United-Guardian, Inc.	13,466	120,386
Village Super Market, Inc., Class A	23,000	607,430
Zevia PBC, Class A*	90,000	60,768

		3,980,113

Energy - 4.90%
Adams Resources & Energy, Inc.	13,400	375,200
Aemetis, Inc.*+	150,000	451,500
Amplify Energy Corp.*	90,000	610,200
Barnwell Industries, Inc.	35,000	82,250
Battalion Oil Corp.*	56,500	188,710
Comstock, Inc.*	129,000	21,156
Evolution Petroleum Corp.	75,800	399,466
Forum Energy Technologies, Inc.*	23,300	392,838
Geospace Technologies Corp.*	35,000	314,300
Gran Tierra Energy, Inc.*	90,000	870,300
Gulf Island Fabrication, Inc.*	65,348	396,662
Houston American Energy Corp.*	28,000	36,120
Independence Contract Drilling, Inc.*	55,000	71,500
KLX Energy Services Holdings, Inc.*+	51,702	255,925
Mammoth Energy Services, Inc.*	125,000	410,000
Mexco Energy Corp.+	8,000	90,560
MIND Technology, Inc.*	1,252	5,258
NACCO Industries, Inc., Class A	13,470	372,715
Natural Gas Services Group, Inc.*	58,102	1,169,012
Nine Energy Service, Inc.*+	132,700	222,936
PEDEVCO Corp.*	225,000	203,535
PHX Minerals, Inc.	120,200	391,852
Ranger Energy Services, Inc.	44,700	470,244
Ring Energy, Inc.*	68,650	116,019

12	Annual Report | June 30, 2024

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Smart Sand, Inc.*	133,200	$281,052

		8,199,310

Financials - 17.89%
AFC Gamma, Inc.+	42,500	518,500
AmeriServ Financial, Inc.	84,171	190,226
Associated Capital Group, Inc., Class A+	10,000	340,200
Atlantic American Corp.	116,256	196,473
Auburn National BanCorp, Inc.	15,000	274,350
Bakkt Holdings, Inc.*	11,900	225,148
Bank7 Corp.	25,554	799,840
BankFinancial Corp.	30,600	314,874
Bankwell Financial Group, Inc.	16,805	426,343
BayCom Corp.	28,300	575,905
BCB Bancorp, Inc.	39,300	417,759
Blue Foundry Bancorp*	20,000	181,400
Blue Ridge Bankshares, Inc.*	28,900	75,429
BM Technologies, Inc.*	21,636	48,681
C&F Financial Corp.	13,890	669,498
California BanCorp*	17,200	369,800
CB Financial Services, Inc.	10,000	226,600
Chemung Financial Corp.	11,398	547,104
Citizens Community Bancorp, Inc.	23,600	273,052
Citizens, Inc.*+	200,331	544,900
Codorus Valley Bancorp, Inc.	23,437	563,425
Cohen & Co., Inc.	9,500	84,170
Colony Bankcorp, Inc.	45,076	552,181
Community West Bancshares	17,108	316,498
Conifer Holdings, Inc.*	13,000	11,127
Consumer Portfolio Services, Inc.*+	60,500	592,900
Eagle Bancorp Montana, Inc.	19,521	259,044
eHealth, Inc.*	75,000	339,750
ESSA Bancorp, Inc.	22,143	389,495
Evans Bancorp, Inc.+	7,100	199,581
Finwise Bancorp*	33,292	339,911
First Guaranty Bancshares, Inc.	31,356	282,204
First Internet Bancorp	19,500	526,890
First Northwest Bancorp	26,600	257,754
First United Corp.	23,292	475,623
First Western Financial, Inc.*	20,851	354,467

Industry Company	Shares	Value

Financials (continued)
Fundamental Global, Inc.*	38,000	$36,009
Great Elm Group, Inc.*	104,597	188,275
Hanover Bancorp, Inc.	14,000	231,000
Hawthorn Bancshares, Inc.+	16,148	319,730
Heritage Insurance Holdings, Inc.*	59,000	417,720
HomeStreet, Inc.	25,000	285,000
Investar Holding Corp.	25,300	389,620
Katapult Holdings, Inc.*	9,116	153,240
Kentucky First Federal Bancorp	16,000	50,560
Lake Shore Bancorp, Inc.+	27,150	339,646
Landmark Bancorp, Inc.	8,615	165,408
LendingTree, Inc.*	25,000	1,039,750
Magyar Bancorp, Inc.	12,579	141,388
Marygold Cos., Inc. (The)*	79,767	119,651
Medallion Financial Corp.	61,744	474,194
Meridian Corp.	34,200	359,784
Northrim BanCorp, Inc.	8,195	472,360
Norwood Financial Corp.	24,916	632,368
Ohio Valley Banc Corp.	13,000	260,000
Onity Group, Inc.*	19,716	472,790
OP Bancorp	38,000	364,420
Oportun Financial Corp.*	100,000	290,000
OppFi, Inc.	35,000	118,650
Patriot National Bancorp, Inc.*+	8,500	15,895
PCB Bancorp	30,000	488,400
Penns Woods Bancorp, Inc.+	23,866	490,446
Peoples Bancorp of North Carolina, Inc.	17,230	503,116
Ponce Financial Group, Inc.*	50,699	463,389
Primis Financial Corp.	36,557	383,117
Princeton Bancorp, Inc.	15,866	525,165
Provident Financial Holdings, Inc.	18,817	235,213
Riverview Bancorp, Inc.	57,606	229,848
Security National Financial Corp., Class A*	72,860	582,151
Selectquote, Inc.*	335,535	926,077
Silvercrest Asset Management Group, Inc., Class A	24,602	383,545
Southern First Bancshares, Inc.*	16,300	476,612
Southern States Bancshares, Inc.	20,000	542,800
Summit State Bank	32,820	310,149
SWK Holdings Corp.*	25,000	424,750

bridgewayfunds.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Timberland Bancorp, Inc.	23,900	$647,451
Union Bankshares, Inc.	14,951	321,147
United Security Bancshares	33,000	239,250
USCB Financial Holdings, Inc.	17,500	224,525
Usio, Inc.*	90,000	137,700
Waterstone Financial, Inc.	40,647	519,875
Western New England Bancorp, Inc.	68,844	473,647
Westwood Holdings Group, Inc.	27,500	334,950

		29,961,883

Health Care - 26.83%
2seventy bio, Inc.*+	105,000	404,250
Accuray, Inc.*	226,100	411,502
Aclaris Therapeutics, Inc.*	148,600	163,460
Acrivon Therapeutics, Inc.*	58,000	336,400
Actinium Pharmaceuticals, Inc.*+	81,966	606,548
Acumen Pharmaceuticals, Inc.*+	143,000	346,060
Adicet Bio, Inc.*+	191,300	231,473
AIM ImmunoTech, Inc.*	77,900	29,033
Akoya Biosciences, Inc.*+	179,600	420,264
Alimera Sciences, Inc.*	135,000	750,600
Allakos, Inc.*	155,600	155,600
Alpha Teknova, Inc.*	60,000	82,200
American Shared Hospital Services*	33,700	107,672
Amylyx Pharmaceuticals, Inc.*	130,000	247,000
AN2 Therapeutics, Inc.*	101,792	218,853
AngioDynamics, Inc.*	83,500	505,175
Annexon, Inc.*+	72,600	355,740
Annovis Bio, Inc.*+	21,000	120,960
Applied Therapeutics, Inc.*	140,000	653,800
Apyx Medical Corp.*	135,300	181,302
Aquestive Therapeutics, Inc.*+	187,356	487,126
Armata Pharmaceuticals, Inc.*+	81,382	223,801
Assembly Biosciences, Inc.*	13,750	188,650
Astria Therapeutics, Inc.*	28,301	257,539
Atara Biotherapeutics, Inc.*	14,000	119,000
Athira Pharma, Inc.*	129,180	342,327
ATI Physical Therapy, Inc.*	3,400	15,193
BioAtla, Inc.*+	90,000	123,300
Biodesix, Inc.*	176,863	270,600

Industry Company	Shares	Value

Health Care (continued)
Bioventus, Inc., Class A*+	80,000	$460,000
Black Diamond
Therapeutics, Inc.*	165,800	772,628
Bluebird Bio, Inc.*	255,000	250,971
Bolt Biotherapeutics, Inc.*	85,200	63,900
Butterfly Network, Inc.*+	398,000	334,638
C4 Therapeutics, Inc.*	49,000	226,380
Candel Therapeutics, Inc.*+	74,895	464,349
CareCloud, Inc.*	67,363	129,337
Cartesian Therapeutics, Inc.*+	9,500	256,595
CEL-SCI Corp.*+	112,000	129,920
Century Therapeutics, Inc.*+	143,800	366,690
Chimerix, Inc.*	220,790	193,412
Clearside Biomedical, Inc.*	130,000	169,000
Codexis, Inc.*	197,000	610,700
Cognition Therapeutics, Inc.*	76,700	127,322
Coherus Biosciences, Inc.*+	243,000	420,390
Conduit Pharmaceuticals, Inc.*	45,000	47,700
CorMedix, Inc.*+	148,200	641,706
Corvus Pharmaceuticals, Inc.*	123,700	225,134
Cumberland Pharmaceuticals, Inc.*	49,887	76,327
Cutera, Inc.*+	35,000	52,850
CytomX Therapeutics, Inc.*+	188,500	229,970
Daxor Corp.*	9,400	89,488
Design Therapeutics, Inc.*	134,600	450,910
DIH Holdings US, Inc.*	25,000	66,750
Eagle Pharmaceuticals, Inc.*+	30,000	168,000
Electromed, Inc.*	27,000	405,810
Elevation Oncology, Inc.*	121,500	328,050
Elicio Therapeutics, Inc.*	12,500	51,375
Eliem Therapeutics, Inc.*	53,323	379,127
Emergent BioSolutions, Inc.*	152,500	1,040,050
Enzo Biochem, Inc.*	126,500	137,885
Eton Pharmaceuticals, Inc.*	67,700	222,733
Exagen, Inc.*	20,000	36,400
FibroGen, Inc.*	161,500	144,106
Foghorn Therapeutics, Inc.*	57,500	330,625
G1 Therapeutics, Inc.*	170,000	387,600
Gain Therapeutics, Inc.*+	40,000	51,200
GeneDx Holdings Corp.*+	36,895	964,435
Generation Bio Co.*	100,000	282,000

14	Annual Report | June 30, 2024

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
GlycoMimetics, Inc.*	76,400	$21,514
Gossamer Bio, Inc.*	535,000	481,982
Gritstone bio, Inc.*	128,400	79,338
Harvard Bioscience, Inc.*	102,017	290,748
HCW Biologics, Inc.*	84,700	54,801
Hyperfine, Inc.*	111,700	94,945
Ikena Oncology, Inc.*	75,000	123,750
Immuneering Corp., Class A*	49,849	63,807
Immunic, Inc.*	100,000	111,000
IN8bio, Inc.*	98,002	82,959
InfuSystem Holdings, Inc.*	44,800	305,984
Inogen, Inc.*	51,700	420,321
Invivyd, Inc.*	100,000	110,000
IO Biotech, Inc.*	124,000	145,080
IRIDEX Corp.*	75,000	162,000
Karyopharm Therapeutics, Inc.*	264,500	229,480
Kewaunee Scientific Corp.*	13,200	623,040
Kezar Life Sciences, Inc.*	97,000	58,200
Kodiak Sciences, Inc.*	139,200	327,120
Kronos Bio, Inc.*	122,227	151,561
Larimar Therapeutics, Inc.*	6,700	48,575
LENZ Therapeutics, Inc.	20,478	354,065
Lifecore Biomedical, Inc.*+	76,900	394,497
LifeMD, Inc.*	55,500	380,730
Lineage Cell Therapeutics, Inc.*+	342,900	341,974
Longboard Pharmaceuticals, Inc.*	20,000	540,600
Lumos Pharma, Inc.*	26,744	62,046
MAIA Biotechnology, Inc.*+	45,700	156,294
MediciNova, Inc.*	140,247	201,956
Milestone Scientific, Inc.*	149,500	102,153
MSP Recovery, Inc.*	25,000	11,495
Myomo, Inc.*+	52,500	168,525
NanoViricides, Inc.*+	59,039	101,547
Neuronetics, Inc.*	80,205	144,369
NeuroPace, Inc.*	28,400	214,704
NextCure, Inc.*	65,900	104,781
Nkarta, Inc.*	20,000	118,200
NKGen Biotech, Inc.*	2,700	3,429
Omega Therapeutics, Inc.*+	119,000	246,330
Omeros Corp.*+	151,600	615,496
OneMedNet Corp.*	69,100	67,891
Optinose, Inc.*	210,700	219,128
Oragenics, Inc.*	7,334	7,627
Ovid therapeutics, Inc.*	202,800	155,994
Owlet, Inc.*	225	927
Passage Bio, Inc.*+	140,100	111,267
PepGen, Inc.*	45,800	730,968

Industry Company	Shares	Value

Health Care (continued)
Performant Financial Corp.*	203,300	$589,570
Personalis, Inc.*	135,600	158,652
Perspective Therapeutics, Inc.*	13,400	133,598
PMV Pharmaceuticals, Inc.*	139,900	226,638
Poseida Therapeutics, Inc.*	131,800	384,856
Prelude Therapeutics, Inc.*+	85,000	323,850
Protalix BioTherapeutics, Inc.*	180,000	210,600
Protara Therapeutics, Inc.*+	24,200	50,336
Puma Biotechnology, Inc.*	134,200	437,492
Pyxis Oncology, Inc.*+	130,595	432,269
Quantum-Si, Inc.*+	390,000	409,500
Quince Therapeutics, Inc.*	105,000	78,750
Rallybio Corp.*+	92,000	123,280
Rani Therapeutics Holdings, Inc., Class A*+	71,500	271,700
Regional Health Properties, Inc.*	10,000	20,700
Relmada Therapeutics, Inc.*+	72,600	217,800
Retractable Technologies, Inc.*	71,700	77,436
Rigel Pharmaceuticals, Inc.*	45,000	369,900
Sagimet Biosciences, Inc., Class A*	45,000	153,900
scPharmaceuticals, Inc.*+	101,300	440,655
SCYNEXIS, Inc.*	89,500	179,000
Seer, Inc.*	141,700	238,056
Sensei Biotherapeutics, Inc.*	77,900	48,306
Sera Prognostics, Inc., Class A*+	86,105	509,742
Sharecare, Inc.*	179,300	242,055
Shattuck Labs, Inc.*+	37,300	143,978
Sight Sciences, Inc.*+	146,400	976,488
Solid Biosciences, Inc.*+	50,071	283,903
Sonida Senior Living, Inc.*	10,615	291,913
Spero Therapeutics, Inc.*	134,800	175,240
Spruce Biosciences, Inc.*	85,000	44,005
Star Equity Holdings, Inc.*	10,678	48,478
Stereotaxis, Inc.*	232,100	422,422
SunLink Health Systems, Inc.*	25,000	20,000
Sutro Biopharma, Inc.*	90,200	264,286
Syros Pharmaceuticals, Inc.*	50,670	261,457
Talkspace, Inc.*	116,800	268,640
Tectonic Therapeutic, Inc.*	7,165	118,008

bridgewayfunds.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Tela Bio, Inc.*	51,000	$239,700
Telesis Bio, Inc.*+	3,723	13,589
Tenaya Therapeutics, Inc.*	156,900	486,390
TherapeuticsMD, Inc.*	34,000	54,740
Tourmaline Bio, Inc.	2,000	25,720
Trevi Therapeutics, Inc.*	172,881	515,185
TruBridge, Inc.*	40,000	400,000
TScan Therapeutics, Inc.*	38,300	224,055
Turnstone Biologics Corp.*+	24,900	65,238
UNITY Biotechnology, Inc.*	25,000	33,750
Vanda Pharmaceuticals, Inc.*	150,000	847,500
Verrica Pharmaceuticals,
Inc.*+	75,000	546,750
Vigil Neuroscience, Inc.*+	72,164	288,656
Viracta Therapeutics, Inc.*	74,000	40,234
VolitionRX, Ltd.*	168,080	101,688
Vor BioPharma, Inc.*+	160,700	160,700
Werewolf Therapeutics, Inc.*	116,586	284,470
Xilio Therapeutics, Inc.*	71,081	67,349
XOMA Corp.*	25,000	592,250
Xtant Medical Holdings, Inc.*	279,000	175,770
Zevra Therapeutics, Inc.*+	89,443	438,271

		44,934,553

Industrials - 13.93%
Acme United Corp.	11,535	404,532
Air Industries Group*+	4,000	13,880
Air T, Inc.*	17,250	367,943
Alpha Pro Tech, Ltd.*+	52,900	290,950
Amprius Technologies, Inc.*	195,000	247,650
ARC Document Solutions, Inc.	167,400	441,936
Avalon Holdings Corp., Class A*	3,900	8,580
Babcock & Wilcox Enterprises, Inc.*	151,600	219,820
BGSF, Inc.	39,700	339,435
BlackSky Technology, Inc.*	342,000	365,940
Bridger Aerospace Group Holdings, Inc.*	50,000	187,000
Chicago Rivet & Machine Co.	8,000	118,480
Commercial Vehicle Group, Inc.*	90,000	441,000
CompX International, Inc.	31,700	782,039
CPI Aerostructures, Inc.*	21,200	52,364

Industry Company	Shares	Value

Industrials (continued)
Desktop Metal, Inc.,
Class A*	38,500	$159,005
Eastern Co. (The)	21,200	539,964
Energy Vault Holdings, Inc.*+	378,000	358,949
Espey Mfg. & Electronics Corp.	9,108	193,545
FiscalNote Holdings, Inc.*	275,000	401,500
FreightCar America, Inc.*	50,000	174,500
Freyr Battery, Inc.*+	350,000	595,000
GEE Group, Inc.*	77,600	23,792
Gencor Industries, Inc.*	29,200	564,728
Graham Corp.*	22,495	633,459
Hudson Global, Inc.*	10,942	181,747
Hurco Cos., Inc.	26,500	404,390
Hydrofarm Holdings Group, Inc.*	96,500	66,585
Hyliion Holdings Corp.*	50,000	81,000
Hyzon Motors, Inc.*	300,000	96,330
Innodata, Inc.*+	36,955	548,043
Innovative Solutions and Support, Inc.*+	80,400	482,400
Intuitive Machines, Inc.*+	41,000	135,300
L B Foster Co., Class A*	36,200	779,024
Markforged Holding Corp.*	409,500	167,895
Mastech Digital, Inc.*	39,544	296,580
Matrix Service Co.*	25,000	248,250
Mayville Engineering Co., Inc.*	25,258	420,798
Mega Matrix Corp.*+	67,000	166,160
Mesa Air Group, Inc.*+	129,200	220,932
Mistras Group, Inc.*	78,100	647,449
NN, Inc.*	114,103	342,309
Orion Group Holdings, Inc.*	115,100	1,094,601
Palladyne AI Corp.*	60,400	96,640
Perma-Pipe International Holdings, Inc.*	71,600	637,240
Quad/Graphics, Inc.	116,169	633,121
Radiant Logistics, Inc.*	17,600	100,144
RCM Technologies, Inc.*	36,742	687,810
Redwire Corp.*+	158,500	1,136,445
Servotronics, Inc.*	16,653	198,171
Shimmick Corp.*+	5,000	7,750
SIFCO Industries, Inc.*	10,624	32,934
Skillsoft Corp.*	10,800	149,364
Solidion Technology, Inc.*+	25,000	13,750
Southland Holdings, Inc.*	98,000	448,840
Spire Global, Inc.*+	60,000	650,400
Surf Air Mobility, Inc.*	175,000	67,270
Team, Inc.*	10,000	88,800
Terran Orbital Corp.*	482,000	395,240

16	Annual Report | June 30, 2024

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
TPI Composites, Inc.*+	110,000	$438,900
Twin Disc, Inc.+	58,100	684,418
Ultralife Corp.*	62,400	662,688
Virco Mfg. Corp.+	55,800	777,852
Willdan Group, Inc.*	16,700	481,795
Willis Lease Finance Corp.	9,200	637,560
Zoomcar Holdings, Inc.*	5,500	823

		23,333,739

Information Technology - 10.09%
908 Devices, Inc.*	75,500	388,825
Aeva Technologies, Inc.*	75,000	189,000
Airship AI Holdings, Inc.*+	25,000	89,750
Amtech Systems, Inc.*	34,600	202,756
Applied Optoelectronics, Inc.*+	15,000	124,350
Arteris, Inc.*	85,500	642,105
AstroNova, Inc.*	35,500	548,120
Aware, Inc.*	74,579	146,921
AXT, Inc.*	153,000	517,140
Backblaze, Inc., Class A*	39,500	243,320
BK Technologies Corp.*	9,144	117,043
Blend Labs, Inc., Class A*	101,300	239,068
Brightcove, Inc.*	53,516	126,833
Climb Global Solutions, Inc.	12,300	772,563
CommScope Holding Co., Inc.*	490,000	602,700
CoreCard Corp.*+	19,737	287,963
CPI Card Group, Inc.*	12,500	340,625
CSP, Inc.	60,000	894,000
D-Wave Quantum, Inc.*+	293,000	334,020
Everspin Technologies, Inc.*	73,900	442,661
Expensify, Inc., Class A*	158,000	235,420
Frequency Electronics, Inc.*	21,500	195,865
Greenidge Generation Holdings, Inc.*	17,000	45,730
GSI Technology, Inc.*+	90,217	239,075
Immersion Corp.	83,000	781,030
Information Services Group, Inc.	112,830	331,720
Inseego Corp.*+	28,700	305,942
Intellicheck, Inc.*	60,200	205,884
inTEST Corp.*	31,401	310,242
Intevac, Inc.*	49,600	191,456
Inuvo, Inc.*	200,000	51,360
Issuer Direct Corp.*+	11,500	90,217
Kaltura, Inc.*	35,000	42,000
Key Tronic Corp.*	32,400	131,220

Industry Company	Shares	Value

Information Technology (continued)
KVH Industries, Inc.*	40,200	$186,930
LGL Group, Inc. (The)*	29,200	156,804
Magnachip Semiconductor Corp.*	50,000	243,500
Mobix Labs, Inc.*	16,200	26,568
M-Tron Industries, Inc.*+	14,600	514,066
Network-1 Technologies, Inc.	79,000	140,620
ON24, Inc.*	21,500	129,215
Ooma, Inc.*	55,000	546,150
Optical Cable Corp.*+	27,600	74,796
Pixelworks, Inc.*	160,200	157,509
Powerfleet, Inc. NJ*	90,000	411,300
ReposiTrak, Inc.+	2,300	35,167
RF Industries, Ltd.*	27,900	97,371
Richardson Electronics, Ltd.	36,511	434,116
Rimini Street, Inc.*	160,900	493,963
SecureWorks Corp., Class A*	33,180	232,260
Spectaire Holdings, Inc.*	31,800	15,903
Stronghold Digital Mining, Inc., Class A*+	36,900	158,301
Telos Corp.*	185,000	743,700
TransAct Technologies, Inc.*	68,000	256,360
Trio-Tech International*	26,800	163,207
Turtle Beach Corp.*	29,800	427,332
Universal Security Instruments, Inc.*	6,000	9,653
Upland Software, Inc.*	100,300	249,747
Veritone, Inc.*+	84,600	191,196
VirnetX Holding Corp.*+	3,565	24,242
WidePoint Corp.*	23,728	99,420
WM Technology, Inc.*	266,400	277,056

		16,903,376

Materials - 3.52%
5E Advanced Materials, Inc.*+	31,000	37,510
Ampco-Pittsburgh Corp.*	101,200	77,924
Arq, Inc.*	93,779	569,239
Ascent Industries Co.*	26,838	261,939
Contango ORE, Inc.*	10,000	180,700
Core Molding Technologies, Inc.*	24,400	388,936
Dakota Gold Corp.*	223,500	569,925
Danimer Scientific, Inc.*+	185,000	111,592
Flexible Solutions International, Inc.	45,707	79,987
Flotek Industries, Inc.*	51,425	252,497

bridgewayfunds.com	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Materials (continued)
Friedman Industries, Inc.	27,200	$410,720
Glatfelter Corp.*+	90,700	126,073
Gold Resource Corp.*	190,100	71,002
Gulf Resources, Inc.*	42,360	43,631
Idaho Strategic Resources, Inc.*	7	69
Loop Industries, Inc.*+	99,900	208,791
Northern Technologies International Corp.	27,900	462,024
Rayonier Advanced Materials, Inc.*	150,000	816,000
Solitario Resources Corp.*	205,000	181,425
Tredegar Corp.	94,500	452,655
Universal Stainless & Alloy Products, Inc.*	21,750	595,515

		5,898,154

Real Estate - 1.58%
American Realty Investors, Inc.*+	2,363	33,554
AMREP Corp.*	35,800	676,978
Doma Holdings, Inc.*	25,000	151,750
Douglas Elliman, Inc.*	94,470	109,585
Maui Land & Pineapple Co., Inc.*	31,500	694,575
New Concept Energy, Inc.*	8,400	13,440
Rafael Holdings, Inc., Class B*	51,656	74,385
RE/MAX Holdings, Inc., Class A	35,000	283,500
Stratus Properties, Inc.*	24,250	611,585

		2,649,352

Utilities - 0.76%
Cadiz, Inc.*+	162,568	502,335
Genie Energy, Ltd., Class B	6,400	93,568
RGC Resources, Inc.+	25,000	511,250
Spruce Power Holding Corp.*	44,025	160,691

		1,267,844

TOTAL COMMON STOCKS - 99.71%		166,990,449

(Cost $151,889,036)

Industry Company	Shares	Value

RIGHTS - 0.00%
Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	$–
Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	–
AVROBIO, Inc., CVR*Δ#+++	7,165	–
Cartesian Therapeutics, Inc., CVR*Δ#+++	435,000	–
Enliven Therapeutics, Inc., CVR*Δ#+++	66,800	–
Oncomed Pharmaceuticals, CVR, expiring 12/31/49*Δ#	125,000	–
Pineapple Holdings, Inc., CVR*Δ#+++	14,504	3,916

TOTAL RIGHTS - 0.00%		3,916

(Cost $29,976)

WARRANTS - 0.01%
LGL Group, Inc. (The), expiring 11/16/25*	29,200	10,220
Serina Therapeutics, Inc., expiring 07/31/25*Δ	2,388	–

TOTAL WARRANTS - 0.01%		10,220

(Cost $14,874)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.43%
Fidelity Investments Money Market Government Portfolio Class I	5.21%	716,628	716,628

TOTAL MONEY MARKET FUND - 0.43%			716,628

(Cost $716,628)

18	Annual Report | June 30, 2024

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.20%
Dreyfus Institutional Preferred Government Money Market Fund**	5.27%	18,765,742	$18,765,742

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.20%			18,765,742

(Cost $18,765,742)

TOTAL INVESTMENTS - 111.35%			$186,486,955
(Cost $171,416,256)
Liabilities in Excess of Other Assets - (11.35%)			(19,008,285)

NET ASSETS - 100.00%			$167,478,670

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $72,964, which is 0.04% of total net assets.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2024.
^	Rate disclosed as of June 30, 2024.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+

This security or a portion of the security is out on loan at June 30, 2024. Total loaned securities had a value of $18,808,182, which included loaned securities with a value of $263,209 that have been sold and are pending settlement as of June 30, 2024. The total market value of loaned securities excluding these pending sales is $18,544,973. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR - Contingent Value Right

bridgewayfunds.com	19

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2024:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$5,957,897	$–	$69,048	$6,026,945
Consumer Discretionary	23,574,766	260,414	–	23,835,180
Other Industries (a)	137,128,324	–	–	137,128,324

Total Common Stocks	166,660,987	260,414	69,048	166,990,449
Rights	–	–	3,916	3,916
Warrants	10,220	–	0	10,220
Money Market Fund	716,628	–	–	716,628
Investments Purchased With Cash Proceeds From Securities Lending	18,765,742	–	–	18,765,742

TOTAL	$186,153,577	$260,414	$72,964	$186,486,955

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Rights	Warrants	Total
Balance as of 06/30/2023	$71,925	$0	$–	$71,925
Purchases/Issuances	–	–	0	0
Sales/Expirations	–	–	–	–
Return of Capital	–	–	–	–
Realized Gain/(Loss)	–	–	–	–
Change in unrealized Appreciation/(Depreciation)	(2,877)	–	–	(2,877)
Transfers in	–	3,916	–	3,916
Transfers out	–	–	–	–

Balance as of 06/30/2024	$69,048	$3,916	$0	$72,964

Net change in unrealized Appreciation/(Depreciation) from investments held as of 06/30/2024	$(2,877)	$3,916	$0	$1,039

See Notes to Financial Statements.

20	Annual Report | June 30, 2024

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

COMMON STOCKS - 99.90%

Communication Services - 3.65%
AMC Networks, Inc., Class A*+	277,617	$2,681,780
Clear Channel Outdoor Holdings, Inc.*	693,659	978,059
iHeartMedia, Inc., Class A*	952,117	1,037,808
Sinclair, Inc.+	412,040	5,492,493
Telephone and Data Systems, Inc.	261,900	5,429,187
Vivid Seats, Inc., Class A*+	382,359	2,198,564

		17,817,891

Consumer Discretionary - 9.73%
Abercrombie & Fitch Co., Class A*	35,200	6,259,968
A-Mark Precious Metals, Inc.+	117,186	3,793,311
American Axle &
Manufacturing Holdings, Inc.*	425,600	2,974,944
Beazer Homes USA, Inc.*	17,818	489,639
Dream Finders Homes, Inc., Class A*	53,000	1,368,460
Group 1 Automotive, Inc.	22,400	6,659,072
Hovnanian Enterprises, Inc., Class A*	33,400	4,740,128
M/I Homes, Inc.*	41,100	5,019,954
Meritage Homes Corp.	15,800	2,557,230
Signet Jewelers, Ltd.+	55,000	4,926,900
Taylor Morrison Home Corp.*	117,300	6,503,112
Universal Technical Institute, Inc.*	136,000	2,139,280

		47,431,998

Consumer Staples - 4.97%
Cal-Maine Foods, Inc.	78,100	4,772,691
Central Garden & Pet Co., Class A*	149,300	4,931,379
Herbalife, Ltd.*	312,600	3,247,914
Ingles Markets, Inc., Class A	61,400	4,212,654
SpartanNash Co.	189,500	3,555,020
United Natural Foods, Inc.*	269,500	3,530,450

		24,250,108

Energy - 11.46%
Amplify Energy Corp.*	785,100	5,322,978
Berry Corp.	653,200	4,219,672
Chord Energy Corp.	16,400	2,749,952

Industry Company	Shares	Value

Energy (continued)
Civitas Resources, Inc.	50,800	$3,505,200
DMC Global, Inc.*+	40,000	576,800
FLEX LNG, Ltd.+	30,681	829,615
Gulfport Energy Corp.*	30,750	4,643,250
Kinetik Holdings, Inc.	142,000	5,884,480
Liberty Energy, Inc.+	261,400	5,460,646
Matador Resources Co.	81,800	4,875,280
Par Pacific Holdings, Inc.*	165,100	4,168,775
PBF Energy, Inc., Class A	45,000	2,070,900
Teekay Corp.*	523,427	4,695,140
VAALCO Energy, Inc.	303,600	1,903,572
Vital Energy, Inc.*+	110,900	4,970,538

		55,876,798

Financials - 25.95%
Associated Banc-Corp.	257,588	5,447,986
Axos Financial, Inc.*	101,500	5,800,725
BancFirst Corp.	12,000	1,052,400
Banco Latinoamericano de Comercio Exterior SA, Class E	47,400	1,406,358
Bank of NT Butterfield & Son, Ltd. (The)	51,400	1,805,168
Banner Corp.	51,000	2,531,640
BCB Bancorp, Inc.	45,715	485,951
Bread Financial Holdings, Inc.+	139,600	6,220,576
Byline Bancorp, Inc.	191,200	4,539,088
Cathay General Bancorp	69,000	2,602,680
City Holding Co.	41,200	4,377,500
Eagle Bancorp, Inc.	117,400	2,218,860
Encore Capital Group, Inc.*	98,900	4,127,097
Enstar Group, Ltd.*	22,300	6,817,110
Farmers & Merchants
Bancorp, Inc./Archbold	51,400	1,193,508
FB Financial Corp.	72,100	2,814,063
Federal Agricultural Mortgage Corp., Class C	9,288	1,679,456
First BanCorp	74,100	1,355,289
First Bancshares, Inc. (The)	67,200	1,745,856
First Financial Bancorp	70,900	1,575,398
Fulton Financial Corp.	221,700	3,764,466
Green Dot Corp., Class A*	358,451	3,387,362
Hanmi Financial Corp.	263,200	4,400,704
Jackson Financial, Inc., Class A	99,392	7,380,850
LendingTree, Inc.*	113,000	4,699,670
Live Oak Bancshares, Inc.	90,551	3,174,718
MVB Financial Corp.	111,500	2,078,360

bridgewayfunds.com	21

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Pacific Premier Bancorp, Inc.	47,200	$1,084,184
Pagseguro Digital, Ltd., Class A*	376,800	4,404,792
Pathward Financial, Inc.	107,100	6,058,647
PROG Holdings, Inc.	134,769	4,673,789
Stewart Information Services Corp.	29,100	1,806,528
UMB Financial Corp.*	21,500	1,793,530
Victory Capital Holdings, Inc., Class A	65,700	3,135,861
Virtus Investment Partners, Inc.	23,500	5,307,475
Waterstone Financial, Inc.	250,400	3,202,616
WSFS Financial Corp.	137,059	6,441,773

		126,592,034

Health Care - 8.75%
Addus HomeCare Corp.*	42,100	4,888,231
Brookdale Senior Living, Inc.*	789,616	5,393,077
Community Health Systems, Inc.*	1,025,155	3,444,521
Cross Country Healthcare, Inc.*	96,170	1,330,993
Inogen, Inc.*	455,280	3,701,426
Ironwood Pharmaceuticals, Inc.*	280,200	1,826,904
Neogen Corp.*+	315,500	4,931,265
OraSure Technologies, Inc.*	390,000	1,661,400
PetIQ, Inc.*	233,816	5,157,981
Prestige Consumer Healthcare, Inc.*	92,700	6,382,395
Veracyte, Inc.*	182,200	3,948,274

		42,666,467

Industrials - 11.26%
BlueLinx Holdings, Inc.*	55,857	5,199,728
Boise Cascade Co.	50,800	6,056,376
Costamare, Inc.	340,827	5,599,788
EnerSys	46,700	4,834,384
Enviri Corp.*	587,178	5,067,346
ESCO Technologies, Inc.	48,450	5,089,188
GMS, Inc.*	57,515	4,636,284
Interface, Inc.	166,166	2,439,317
Kelly Services, Inc., Class A	138,169	2,958,198
Manitowoc Co., Inc. (The)*	211,358	2,436,958
Standex International Corp.	22,900	3,690,335

Industry Company	Shares	Value

Industrials (continued)
Sterling Infrastructure, Inc.*	42,600	$5,041,284
TrueBlue, Inc.*	180,508	1,859,232

		54,908,418

Information Technology - 6.40%
Amkor Technology, Inc.	175,900	7,039,518
Digi International, Inc.*	86,200	1,976,566
Kulicke & Soffa Industries, Inc.	102,000	5,017,380
LiveRamp Holdings, Inc.*	154,700	4,786,418
NetScout Systems, Inc.*	127,800	2,337,462
ScanSource, Inc.*	114,600	5,077,926
Squarespace, Inc., Class A*	114,200	4,982,546

		31,217,816

Materials - 8.58%
Alpha Metallurgical
Resources, Inc.	20,658	5,795,189
Clearwater Paper Corp.*	98,700	4,783,989
Innospec, Inc.	40,000	4,943,600
Koppers Holdings, Inc.	32,800	1,213,272
Metallus, Inc.*	242,900	4,923,583
O-I Glass, Inc.*	212,400	2,364,012
Olympic Steel, Inc.	79,116	3,546,770
Radius Recycling, Inc., Class A	87,668	1,338,690
Rayonier Advanced Materials, Inc.*	655,000	3,563,200
Ryerson Holding Corp.	205,700	4,011,150
SunCoke Energy, Inc.	485,800	4,760,840
Trinseo PLC+	263,000	607,530

		41,851,825

Real Estate - 7.99%
Anywhere Real Estate, Inc.*	731,895	2,422,573
Community Healthcare Trust, Inc.	126,910	2,968,425
Equity Commonwealth*	149,000	2,890,600
Essential Properties Realty Trust, Inc.+	203,900	5,650,069
Four Corners Property Trust, Inc.+	226,000	5,575,420
Getty Realty Corp.	140,900	3,756,394
Innovative Industrial Properties, Inc.	32,200	3,516,884
Newmark Group, Inc., Class A	162,557	1,662,958

22	Annual Report | June 30, 2024

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company		Shares	Value

Common Stocks (continued)
Real Estate (continued)
Opendoor Technologies, Inc.*+		2,397,300	$4,411,032
Retail Opportunity
Investments Corp.		237,959	2,957,830
Terreno Realty Corp.		53,100	3,142,458

			38,954,643

Utilities - 1.16%
MGE Energy, Inc.+		42,800	3,198,016
Otter Tail Corp.		28,300	2,478,797

			5,676,813

TOTAL COMMON STOCKS - 99.90%			487,244,811

(Cost $467,932,837)

Rate^		Shares	Value

MONEY MARKET FUND - 0.12%
Fidelity Investments Money Market Government Portfolio Class I	5.21%	607,005	607,005

TOTAL MONEY MARKET FUND - 0.12%			607,005

(Cost $607,005)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.80%
Dreyfus Institutional Preferred Government Money Market Fund**	5.27%	3,914,348	3,914,348

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.80%			3,914,348

(Cost $3,914,348)

TOTAL INVESTMENTS - 100.82%			$491,766,164
(Cost $472,454,190)
Liabilities in Excess of Other Assets - (0.82%)			(3,976,046)

NET ASSETS - 100.00%			$487,790,118

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2024.
^	Rate disclosed as of June 30, 2024.
+

This security or a portion of the security is out on loan as of June 30, 2024. Total loaned securities had a value of $20,445,639 as of June 30, 2024. See Note 2 for disclosure of cash and non-cash collateral.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 6/30/2024:

Valuation Inputs

Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$487,244,811	$–	$–	$487,244,811
Money Market Fund	607,005	–	–	607,005
Investments Purchased With Cash Proceeds From Securities Lending	3,914,348	–	–	3,914,348

TOTAL	$491,766,164	$–	$–	$491,766,164

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

bridgewayfunds.com	23

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

COMMON STOCKS - 99.73%
Communication Services - 5.52%
Advantage Solutions, Inc.*	1,480,000	$4,765,600
AMC Networks, Inc., Class A*	173,500	1,676,010
ATN International, Inc.	50,600	1,153,680
comScore, Inc.*	15,000	212,850
Consolidated Communications Holdings, Inc.*	249,000	1,095,600
Creative Realities, Inc.*	10,000	46,900
Cumulus Media, Inc., Class A*	73,300	149,532
EchoStar Corp., Class A*+	335,930	5,982,913
Entravision Communications Corp., Class A	260,800	529,424
Gaia, Inc.*	77,000	339,570
Gannett Co., Inc.*	797,700	3,677,397
Gray Television, Inc.	330,000	1,716,000
Harte Hanks, Inc.*	7,700	62,524
Liberty Latin America, Ltd., Class A*	180,000	1,729,800
Liberty Latin America, Ltd., Class C*	776,500	7,469,930
Marcus Corp. (The)+	193,000	2,194,410
Outbrain, Inc.*	66	329
Saga Communications, Inc., Class A	27,000	425,250
Scholastic Corp.	126,750	4,495,823
Sinclair, Inc.+	284,746	3,795,664
Sphere Entertainment Co.*+	170,000	5,960,200
Telephone and Data Systems, Inc.	468,800	9,718,224
Townsquare Media, Inc., Class A	129,900	1,423,704
United States Cellular Corp.*	125,400	6,999,828
WideOpenWest, Inc.*	100,600	544,246

		66,165,408

Consumer Discretionary - 13.91%
1-800-Flowers.com, Inc., Class A*+	241,400	2,298,128
Aaron’s Co., Inc. (The)	68,800	686,624
Abercrombie & Fitch Co., Class A*	47,000	8,358,480
aka Brands Holding Corp.*	1,000	15,250
A-Mark Precious Metals, Inc.	10,000	323,700
AMCON Distributing Co.	2,450	335,797

Industry Company	Shares	Value

Consumer Discretionary (continued)
American Axle & Manufacturing Holdings, Inc.*	586,496	$4,099,607
American Outdoor Brands, Inc.*	49,500	445,500
American Public Education, Inc.*	61,100	1,074,138
AMMO, Inc.*	656,200	1,102,416
Ark Restaurants Corp.	8,500	110,585
Bally’s Corp.*	75,200	900,144
Bassett Furniture Industries, Inc.	21,900	311,199
Beazer Homes USA, Inc.*	147,500	4,053,300
Big 5 Sporting Goods Corp.+	113,700	336,552
Biglari Holdings, Inc., Class B*	6,200	1,198,956
Caleres, Inc.	25,000	840,000
Chegg, Inc.*	9,800	30,968
China Automotive Systems, Inc.*	146,350	519,542
Citi Trends, Inc.*	33,400	710,084
Clarus Corp.	114,400	769,912
Container Store Group, Inc. (The)*	1,650	891
Crown Crafts, Inc.	75,850	396,695
Dana, Inc.	531,600	6,442,992
Designer Brands, Inc., Class A+	269,500	1,840,685
Destination XL Group, Inc.*	169,544	617,140
Duluth Holdings, Inc., Class B*	98,300	362,727
El Pollo Loco Holdings, Inc.*	158,300	1,790,373
Escalade, Inc.	5,200	71,708
Ethan Allen Interiors, Inc.	3,500	97,615
Flanigan’s Enterprises, Inc.	14,000	376,320
Flexsteel Industries, Inc.	20,159	626,139
Foot Locker, Inc.	255,000	6,354,600
Genesco, Inc.*	45,000	1,163,700
GigaCloud Technology, Inc., Class A*+	178,700	5,436,054
G-III Apparel Group, Ltd.*	232,500	6,293,775
Good Times Restaurants, Inc.*	106,000	268,180
Hamilton Beach Brands Holding Co., Class A	44,900	771,831
Haverty Furniture Cos., Inc.	82,400	2,083,896
Hibbett, Inc.	60,900	5,311,089
Holley, Inc.*	46,300	165,754
Hooker Furnishings Corp.	51,000	738,480

24	Annual Report | June 30, 2024

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Hovnanian Enterprises, Inc., Class A*	27,389	$3,887,047
JAKKS Pacific, Inc.*	62,300	1,115,793
Johnson Outdoors, Inc., Class A	1,959	68,526
Kandi Technologies Group, Inc.*+	135,700	297,183
Lands’ End, Inc.*	25,100	341,109
Landsea Homes Corp.*	214,729	1,973,360
Latham Group, Inc.*	402,300	1,218,969
La-Z-Boy, Inc.	166,000	6,188,480
Legacy Housing Corp.*	43,331	994,013
Lifetime Brands, Inc.	116,850	1,003,741
Live Ventures, Inc.*	15,550	352,830
Lovesac Co. (The)*	31,000	699,980
Lulu’s Fashion Lounge Holdings, Inc.*	25,000	46,250
M/I Homes, Inc.*	88,200	10,772,748
MarineMax, Inc.*	77,000	2,492,490
MasterCraft Boat Holdings, Inc.*	51,600	974,208
Motorcar Parts of America, Inc.*	94,121	580,727
Movado Group, Inc.	84,200	2,093,212
ODP Corp. (The)*	174,000	6,832,980
OneWater Marine, Inc., Class A*	4,900	135,093
Patrick Industries, Inc.+	90,000	9,769,500
Perdoceo Education Corp.	352,879	7,558,668
Qurate Retail, Inc., Class A*	687,500	433,125
Rocky Brands, Inc.	18,200	672,672
Sally Beauty Holdings, Inc.*	327,448	3,513,517
Shoe Carnival, Inc.+	104,500	3,855,005
Smith & Wesson Brands, Inc.	59,400	851,796
Solo Brands, Inc., Class A*+	165,000	376,200
Sportsman’s Warehouse Holdings, Inc.*	38,300	92,303
Standard Motor Products, Inc.	81,600	2,262,768
Strattec Security Corp.*	12,012	300,300
Superior Group of Cos., Inc.	38,000	718,580
Tilly’s, Inc., Class A*	101,600	612,648
Traeger, Inc.*	497,300	1,193,520
Unifi, Inc.*	54,273	319,668
Universal Electronics, Inc.*	8,160	94,819
Universal Technical Institute, Inc.*	221,400	3,482,622

Industry Company	Shares	Value

Consumer Discretionary (continued)
Vera Bradley, Inc.*	130,600	$817,556
Vista Outdoor, Inc.*	267,191	10,059,741
VOXX International Corp.*+	62,100	196,236
Weyco Group, Inc.	40,000	1,212,800
Winnebago Industries, Inc.	121,481	6,584,270

		166,778,579

Consumer Staples - 2.90%
Andersons, Inc. (The)	160,438	7,957,725
B&G Foods, Inc.+	217,000	1,753,360
Coffee Holding Co., Inc.*	1,000	2,340
Dole PLC	477,500	5,844,600
Fresh Del Monte Produce, Inc.	191,477	4,183,772
HF Foods Group, Inc.*	13,826	41,478
Ingles Markets, Inc., Class A	63,400	4,349,874
Mannatech, Inc.	8,378	58,730
Natural Alternatives International, Inc.*	18,100	108,962
Natural Grocers by Vitamin Cottage, Inc.	81,100	1,719,320
Nature’s Sunshine Products, Inc.*	6,593	99,357
Seneca Foods Corp., Class A*	25,900	1,486,660
SpartanNash Co.	133,946	2,512,827
Village Super Market, Inc., Class A	65,750	1,736,457
Weis Markets, Inc.	34,825	2,185,965
Whole Earth Brands, Inc.*+	150,000	729,000

		34,770,427

Energy - 12.51%
Adams Resources & Energy, Inc.	20,500	574,000
Amplify Energy Corp.*	174,600	1,183,788
Archrock, Inc.	137,346	2,777,136
Ardmore Shipping Corp.	216,400	4,875,492
Barnwell Industries, Inc.	15,500	36,425
Berry Corp.	353,400	2,282,964
Bristow Group, Inc.*	64,033	2,147,026
Crescent Energy Co., Class A	790,655	9,369,262
Delek US Holdings, Inc.	307,000	7,601,320
DMC Global, Inc.*+	80,000	1,153,600
Dorian LPG, Ltd.	211,300	8,866,148
Epsilon Energy, Ltd.	90,000	490,500
Forum Energy Technologies, Inc.*	28,900	487,254

bridgewayfunds.com	25

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
FutureFuel Corp.	245,300	$1,258,389
Geospace Technologies Corp.*	46,416	416,816
Gran Tierra Energy, Inc.*	150,000	1,450,500
Gulf Island Fabrication, Inc.*	10,000	60,700
Gulfport Energy Corp.*	44,600	6,734,600
Hallador Energy Co.*	255,000	1,981,350
Mammoth Energy Services, Inc.*	185,000	606,800
NACCO Industries, Inc., Class A	41,945	1,160,618
Natural Gas Services Group, Inc.*	114,752	2,308,810
NCS Multistage Holdings, Inc.*	10,000	167,800
Oil States International, Inc.*	155,700	691,308
Overseas Shipholding Group, Inc., Class A	593,300	5,031,184
Par Pacific Holdings, Inc.*	272,400	6,878,100
PHX Minerals, Inc.	129,800	423,148
PrimeEnergy Resources Corp.*	41	4,360
ProPetro Holding Corp.*	480,000	4,161,600
Ranger Energy Services, Inc.	113,850	1,197,702
REX American Resources Corp.*	90,900	4,144,131
Ring Energy, Inc.*	774,500	1,308,905
RPC, Inc.+	862,000	5,387,500
SandRidge Energy, Inc.	100,550	1,300,112
SEACOR Marine Holdings, Inc.*	26,390	356,001
Select Water Solutions, Inc.	381,300	4,079,910
SFL Corp., Ltd.	761,000	10,562,680
Smart Sand, Inc.*	220,500	465,255
Solaris Oilfield Infrastructure, Inc., Class A	68,593	588,528
Talos Energy, Inc.*+	608,400	7,392,060
Teekay Corp.*	590,000	5,292,300
Teekay Tankers, Ltd., Class A	167,000	11,491,270
US Energy Corp.	27,000	27,540
US Silica Holdings, Inc.*	360,000	5,562,000
VAALCO Energy, Inc.	472,200	2,960,694
Vital Energy, Inc.*+	162,000	7,260,840
World Kinect Corp.	210,600	5,433,480

		149,991,906

Industry Company	Shares	Value

Financials - 33.78%
1st Source Corp.	85,000	$4,557,700
Acacia Research Corp.*+	45,000	225,450
ACNB Corp.+	51,400	1,864,278
AFC Gamma, Inc.	37,500	457,500
Alerus Financial Corp.	80,200	1,572,722
Amalgamated Financial Corp.	129,930	3,560,082
Ambac Financial Group, Inc.*	250,000	3,205,000
AmeriServ Financial, Inc.	78,000	176,280
Ames National Corp.	1,008	20,654
Associated Capital Group, Inc., Class A+	1,000	34,020
Atlantic Union Bankshares Corp.	33,750	1,108,688
Atlanticus Holdings Corp.*	1,610	45,370
Auburn National BanCorp, Inc.	4,500	82,305
Banc of California, Inc.	267,463	3,418,177
Banco Latinoamericano de Comercio Exterior SA, Class E	133,400	3,957,978
Bank of Marin Bancorp	15,047	243,611
Bank of NT Butterfield & Son, Ltd. (The)	25,000	878,000
Bank of the James Financial Group, Inc.	13,000	146,380
Bank7 Corp.	51,500	1,611,950
BankFinancial Corp.	44,100	453,789
BankUnited, Inc.	284,764	8,335,042
Bankwell Financial Group, Inc.	15,000	380,550
Banner Corp.	83,127	4,126,424
Bar Harbor Bankshares	50,966	1,369,966
BayCom Corp.	38,313	779,670
BCB Bancorp, Inc.	60,400	642,052
Berkshire Hills Bancorp, Inc.	115,000	2,622,000
BM Technologies, Inc.*	20,500	46,125
Bread Financial Holdings, Inc.+	195,500	8,711,480
Bridgewater Bancshares, Inc.*	57,500	667,575
Brookline Bancorp, Inc.	250,000	2,087,500
Burke & Herbert Financial Services Corp.	4,173	212,740
Business First Bancshares, Inc.	85,800	1,867,008
Byline Bancorp, Inc.	120,800	2,867,792
C&F Financial Corp.	13,600	655,520
California BanCorp*	30,000	645,000
Cambridge Bancorp	18,000	1,242,000

26	Annual Report | June 30, 2024

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Camden National Corp.	39,100	$1,290,300
Capital Bancorp, Inc.+	76,950	1,577,475
Capital City Bank Group, Inc.	37,172	1,057,172
Capitol Federal Financial, Inc.	325,000	1,784,250
Carter Bankshares, Inc.*	85,685	1,295,557
CB Financial Services, Inc.	20,400	462,264
Central Pacific Financial Corp.	67,000	1,420,400
CF Bankshares, Inc.	19,000	356,440
Chemung Financial Corp.	19,500	936,000
ChoiceOne Financial Services, Inc.+	28,500	816,525
Citizens Community Bancorp, Inc.	52,500	607,425
Citizens Financial Services, Inc.	2,448	110,013
Citizens, Inc.*+	79,500	216,240
Civista Bancshares, Inc.	42,523	658,681
CNB Financial Corp.	64,300	1,312,363
Coastal Financial Corp.*	6,500	299,910
Codorus Valley Bancorp, Inc.	56,622	1,361,193
Colony Bankcorp, Inc.	56,010	686,123
Community Trust Bancorp, Inc.	60,000	2,619,600
Community West Bancshares	100,030	1,850,555
ConnectOne Bancorp, Inc.	114,446	2,161,885
Consumer Portfolio Services, Inc.*+	146,650	1,437,170
CrossFirst Bankshares, Inc.*	184,100	2,581,082
Customers Bancorp, Inc.*	79,591	3,818,776
Dime Community Bancshares, Inc.	104,112	2,123,885
Donegal Group, Inc., Class A	123,000	1,584,240
Eagle Bancorp Montana, Inc.	21,000	278,670
Eagle Bancorp, Inc.	58,070	1,097,523
Encore Capital Group, Inc.*	77,500	3,234,075
Enova International, Inc.*	105,407	6,561,586
Enterprise Bancorp, Inc.	39,375	979,650
Enterprise Financial
Services Corp.	110,400	4,516,464
Equity Bancshares, Inc., Class A	91,000	3,203,200
ESSA Bancorp, Inc.	44,700	786,273
Evans Bancorp, Inc.+	8,000	224,880

Industry Company	Shares	Value

Financials (continued)
EZCORP, Inc., Class A*	416,200	$4,357,614
Farmers National Banc Corp.	22,968	286,870
FB Financial Corp.	136,600	5,331,498
Federal Agricultural Mortgage Corp., Class C	26,600	4,809,812
Financial Institutions, Inc.	70,000	1,352,400
Finwise Bancorp*	30,700	313,447
First Bancorp, Inc. (The)	1,000	24,850
First Bancshares, Inc. (The)	79,400	2,062,812
First Bank	85,230	1,085,830
First Busey Corp.	184,000	4,454,640
First Business Financial Services, Inc.	45,400	1,679,346
First Capital, Inc.	15,035	457,816
First Commonwealth Financial Corp.	273,800	3,781,178
First Community Corp.	35,000	603,750
First Financial Bancorp	287,000	6,377,140
First Financial Corp.	39,362	1,451,671
First Financial Northwest, Inc.	17,882	377,847
First Guaranty Bancshares, Inc.	27,472	247,248
First Internet Bancorp	25,000	675,500
First Merchants Corp.	190,600	6,345,074
First Mid Bancshares, Inc.	51,500	1,693,320
First National Corp.+	33,800	513,422
First Northwest Bancorp	30,287	293,481
First of Long Island Corp. (The)	32,100	321,642
First Savings Financial Group, Inc.	20,700	368,253
First United Corp.	29,176	595,774
First US Bancshares, Inc.	6,468	59,829
Flushing Financial Corp.	90,997	1,196,611
Franklin Financial Services Corp.	30,700	868,196
FS Bancorp, Inc.	39,000	1,421,550
FVCBankcorp, Inc.*	42,499	464,089
Great Elm Group, Inc.*	4,500	8,100
Great Southern Bancorp, Inc.	10,000	556,100
Green Dot Corp., Class A*	85,000	803,250
Guild Holdings Co., Class A#	227,001	3,357,345
Hanmi Financial Corp.	98,100	1,640,232
Hanover Bancorp, Inc.	13,924	229,746
HarborOne Bancorp, Inc.	112,400	1,251,012
Hawthorn Bancshares, Inc.+	28,404	562,399

bridgewayfunds.com	27

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Heartland Financial USA, Inc.	119,700	$5,320,665
Hennessy Advisors, Inc.	7,000	49,840
Heritage Commerce Corp.	132,464	1,152,437
Heritage Financial Corp.	122,500	2,208,675
Heritage Insurance Holdings, Inc.*	97,100	687,468
Hilltop Holdings, Inc.	152,000	4,754,560
HMN Financial, Inc.	23,800	544,782
Home Bancorp, Inc.	30,494	1,220,065
Hope Bancorp, Inc.	404,800	4,347,552
Horace Mann Educators Corp.	153,100	4,994,122
Horizon Bancorp, Inc.	127,667	1,579,241
Independent Bank Corp.	113,100	3,646,700
Independent Bank Group, Inc.	39,350	1,791,212
Investar Holding Corp.	43,000	662,200
Investors Title Co.	5,494	989,634
James River Group Holdings, Ltd.	75,000	579,750
Kearny Financial Corp.	131,462	808,491
Landmark Bancorp, Inc.	17,707	339,974
LCNB Corp.+	58,600	815,126
LendingTree, Inc.*	15,000	623,850
loanDepot, Inc., Class A*	912,664	1,505,896
Logan Ridge Finance Corp.	12,600	283,374
MainStreet Bancshares, Inc.	36,000	638,280
Mercantile Bank Corp.	47,300	1,918,961
Merchants Bancorp	167,211	6,778,734
Mercury General Corp.	64,500	3,427,530
Meridian Corp.	43,800	460,776
Metrocity Bankshares, Inc.	9,291	245,282
Metropolitan Bank Holding Corp.*	23,300	980,697
Mid Penn Bancorp, Inc.	26,603	583,936
Middlefield Banc Corp.	34,000	817,700
Midland States Bancorp, Inc.	113,700	2,575,305
MidWestOne Financial Group, Inc.	49,260	1,107,857
MVB Financial Corp.	32,600	607,664
National Bank Holdings Corp., Class A	30,000	1,171,500
National Western Life Group, Inc., Class A	3,600	1,788,984
Navient Corp.	450,000	6,552,000
Nicolet Bankshares, Inc.	18,170	1,508,837
NMI Holdings, Inc., Class A*	10,000	340,400

Industry Company	Shares	Value

Financials (continued)
Northeast Community Bancorp, Inc.	53,139	$946,937
Northfield Bancorp, Inc.	114,800	1,088,304
Northrim BanCorp, Inc.	30,800	1,775,312
Northwest Bancshares, Inc.	413,200	4,772,460
Oak Valley Bancorp	40,000	998,800
OceanFirst Financial Corp.	170,323	2,706,432
Ohio Valley Banc Corp.	15,700	314,000
Old Second Bancorp, Inc.	132,603	1,963,850
Onity Group, Inc.*	42,501	1,019,174
OP Bancorp	91,900	881,321
Oportun Financial Corp.*	112,500	326,250
Oppenheimer Holdings, Inc., Class A	49,493	2,371,210
Origin Bancorp, Inc.	92,522	2,934,798
Orrstown Financial Services, Inc.	31,600	864,576
Parke Bancorp, Inc.+	50,099	871,723
Pathfinder Bancorp, Inc.	10,200	134,436
Pathward Financial, Inc.	15,181	858,789
Patriot National Bancorp, Inc.*	15,182	28,390
Paysafe, Ltd.*	218,900	3,870,152
PCB Bancorp	58,600	954,008
Peapack-Gladstone Financial Corp.	43,894	994,199
Penns Woods Bancorp, Inc.+	23,229	477,356
Peoples Bancorp of North Carolina, Inc.	27,617	806,416
Peoples Bancorp, Inc.	152,470	4,574,100
Peoples Financial Services Corp.+	22,900	1,042,866
Pioneer Bancorp, Inc.*	82,600	826,826
Plumas Bancorp	2,000	71,960
Preferred Bank	20,833	1,572,683
Premier Financial Corp.	110,300	2,256,738
Primis Financial Corp.	31,600	331,168
Princeton Bancorp, Inc.	34,480	1,141,288
PROG Holdings, Inc.	34,500	1,196,460
Provident Bancorp, Inc.*+	54,600	556,374
Provident Financial Holdings, Inc.	26,600	332,500
Provident Financial Services, Inc.	132,631	1,903,255
QCR Holdings, Inc.	61,000	3,660,000
RBB Bancorp	65,883	1,239,259
Red River Bancshares, Inc.+	200	9,598
Regional Management Corp.	56,100	1,612,314

28	Annual Report | June 30, 2024

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Renasant Corp.	203,280	$6,208,171
Republic Bancorp, Inc., Class A	49,362	2,646,297
Rhinebeck Bancorp, Inc.*	30,000	235,800
Richmond Mutual BanCorp, Inc.	25,000	293,500
Riverview Bancorp, Inc.	119,500	476,805
Runway Growth Finance Corp.	78,400	921,984
S&T Bancorp, Inc.	149,601	4,995,177
Sandy Spring Bancorp, Inc.	72,450	1,764,882
SB Financial Group, Inc.	35,490	496,860
Security National Financial Corp., Class A*	56,672	452,809
Shore Bancshares, Inc.	117,844	1,349,314
Sierra Bancorp	53,000	1,186,140
Simmons First National Corp., Class A	257,800	4,532,124
SiriusPoint, Ltd.*	697,100	8,504,620
SmartFinancial, Inc.	56,500	1,337,355
Sound Financial Bancorp, Inc.	10,000	439,600
South Plains Financial, Inc.	99,700	2,691,900
Southern First Bancshares, Inc.*	27,038	790,591
Southern Missouri Bancorp, Inc.	11,000	495,110
Southern States Bancshares, Inc.	35,000	949,900
Southside Bancshares, Inc.	29,500	814,495
Stellar Bancorp, Inc.	25,000	574,000
Stewart Information Services Corp.	103,814	6,444,773
Summit State Bank	21,000	198,450
SWK Holdings Corp.*	33,405	567,551
Third Coast Bancshares, Inc.*	58,000	1,233,660
Timberland Bancorp, Inc.	47,900	1,297,611
Tiptree, Inc.	177,200	2,922,028
Towne Bank	120,600	3,288,762
TriCo Bancshares	15,900	629,163
TrustCo Bank Corp. NY	46,680	1,342,984
Trustmark Corp.	200,500	6,023,020
Union Bankshares, Inc.	139	2,986
United Bancorp, Inc.	8,400	105,420
United Fire Group, Inc.	53,100	1,141,119
United Security Bancshares	50,000	362,500
Unity Bancorp, Inc.	43,867	1,297,147

Industry Company	Shares	Value

Financials (continued)
Universal Insurance Holdings, Inc.	91,617	$1,718,735
Univest Financial Corp.	123,179	2,812,177
US Global Investors, Inc., Class A	48,500	126,585
Velocity Financial, Inc.*+	156,650	2,808,735
Veritex Holdings, Inc.	139,380	2,939,524
Virtus Investment Partners, Inc.	11,232	2,536,747
WaFd, Inc.	241,352	6,897,840
Washington Trust Bancorp, Inc.	45,000	1,233,450
Waterstone Financial, Inc.	37,000	473,230
WesBanco, Inc.	134,000	3,739,940
Western New England Bancorp, Inc.	83,597	575,147
Westwood Holdings Group, Inc.	26,452	322,185
World Acceptance Corp.*	20,100	2,483,958

		404,846,117

Health Care - 3.07%
AdaptHealth Corp.*	470,000	4,700,000
American Shared Hospital Services*	8,500	27,157
Avanos Medical, Inc.*	143,417	2,856,867
Aytu BioPharma, Inc.*+	1,500	4,365
Bioventus, Inc., Class A*	225,000	1,293,750
CareCloud, Inc.*	29,200	56,064
Cross Country Healthcare, Inc.*	105,800	1,464,272
Enhabit, Inc.*	184,300	1,643,956
FONAR Corp.*	30,300	484,800
Fulgent Genetics, Inc.*	37,708	739,831
Innoviva, Inc.*+	289,190	4,742,716
Multiplan Corp.*	940,100	365,135
Ocuphire Pharma, Inc.*	80,400	123,012
OraSure Technologies, Inc.*	279,000	1,188,540
Owens & Minor, Inc.*+	293,600	3,963,600
Pediatrix Medical Group, Inc.*	265,000	2,000,750
Premier, Inc., Class A	30,000	560,100
ProPhase Labs, Inc.*+	5,000	20,900
Retractable Technologies, Inc.*	9,430	10,184
SCYNEXIS, Inc.*	186,000	372,000
Spero Therapeutics, Inc.*	50,000	65,000
Vanda Pharmaceuticals, Inc.*	25,100	141,815
Varex Imaging Corp.*	184,700	2,720,631

bridgewayfunds.com	29

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Vir Biotechnology, Inc.*	295,200	$2,627,280
Voyager Therapeutics, Inc.*+	138,000	1,091,580
XBiotech, Inc.*	20,000	102,800
Zymeworks, Inc.*	406,900	3,462,719

		36,829,824

Industrials - 15.82%
ACCO Brands Corp.	381,300	1,792,110
Air Industries Group*	9	31
Air Transport Services Group, Inc.*	170,000	2,357,900
Allegiant Travel Co.+	68,200	3,425,686
Alpha Pro Tech, Ltd.*	24,124	132,682
American Woodmark Corp.*	83,400	6,555,240
ARC Document Solutions, Inc.	301,700	796,488
Avalon Holdings Corp., Class A*	16,900	37,180
AZZ, Inc.	59,600	4,604,100
BlueLinx Holdings, Inc.*	45,000	4,189,050
BrightView Holdings, Inc.*	454,500	6,044,850
Caesarstone, Ltd.*	123,177	615,885
CBAK Energy Technology, Inc.*	360,000	493,200
Civeo Corp.	77,255	1,925,195
Commercial Vehicle Group, Inc.*	128,600	630,140
CompX International, Inc.	1,000	24,670
Concrete Pumping Holdings, Inc.*	313,000	1,881,130
Conduent, Inc.*	684,200	2,230,492
Costamare, Inc.	570,400	9,371,672
Covenant Logistics Group, Inc.	85,400	4,209,366
Deluxe Corp.	187,000	4,200,020
DNOW, Inc.*	250,000	3,432,500
Eastern Co. (The)	19,601	499,237
Enviri Corp.*	387,580	3,344,815
Genco Shipping & Trading, Ltd.	230,900	4,920,479
Golden Ocean Group, Ltd.+	738,400	10,189,920
Greenbrier Cos., Inc. (The)+	151,500	7,506,825
Greenland Technologies Holding Corp.*	5,000	7,050
Heartland Express, Inc.	268,000	3,304,440
Hurco Cos., Inc.	12,060	184,036
JELD-WEN Holding, Inc.*	381,200	5,134,764
JetBlue Airways Corp.*+	1,157,500	7,049,175

Industry Company	Shares	Value

Industrials (continued)
Kelly Services, Inc., Class A	139,383	$2,984,190
Limbach Holdings, Inc.*	3,000	170,790
Manitowoc Co., Inc. (The)*	146,550	1,689,722
Mastech Digital, Inc.*	1,000	7,500
Masterbrand, Inc.*	570,000	8,367,600
Mayville Engineering Co., Inc.*	97,810	1,629,515
MillerKnoll, Inc.	322,000	8,529,780
Mistras Group, Inc.*	137,050	1,136,144
NL Industries, Inc.	66,962	403,781
NN, Inc.*	137,500	412,500
Northwest Pipe Co.*	50,000	1,698,500
Orion Group Holdings, Inc.*	65,422	622,163
PAM Transportation Services, Inc.*	94,220	1,636,601
Pangaea Logistics Solutions, Ltd.+	296,300	2,320,029
Park-Ohio Holdings Corp.	22,484	582,111
Perma-Pipe International Holdings, Inc.*	14,000	124,600
Preformed Line Products Co.	1,000	124,540
Proto Labs, Inc.*	39,800	1,229,422
Quad/Graphics, Inc.	306,500	1,670,425
Quanex Building Products Corp.	126,700	3,503,255
Radiant Logistics, Inc.*	175,250	997,172
Resources Connection, Inc.	135,500	1,495,920
Safe Bulkers, Inc.	542,100	3,155,022
Servotronics, Inc.*	1,500	17,850
SkyWest, Inc.*	175,000	14,362,250
Star Bulk Carriers Corp.	114,279	2,786,122
Steelcase, Inc., Class A	495,000	6,415,200
Sun Country Airlines Holdings, Inc.*	198,800	2,496,928
Titan International, Inc.*+	364,200	2,698,722
TrueBlue, Inc.*	32,150	331,145
Tutor Perini Corp.*	275,000	5,989,500
Universal Logistics Holdings, Inc.	115,189	4,675,522
V2X, Inc.*	21,500	1,031,140
Wabash National Corp.	37,700	823,368
Willis Lease Finance Corp.	35,400	2,453,220

		189,662,577

Information Technology - 4.98%
Adeia, Inc.	431,800	4,829,683

30	Annual Report | June 30, 2024

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Alpha & Omega Semiconductor, Ltd.*	74,544	$2,785,709
Benchmark Electronics, Inc.	47,385	1,869,812
Cleanspark, Inc.*+	275,000	4,386,250
Daktronics, Inc.*	211,100	2,944,845
Data Storage Corp.*+	2,266	14,865
E2open Parent Holdings, Inc.*	769,600	3,455,504
Eastman Kodak Co.*	273,000	1,468,740
Key Tronic Corp.*	2,000	8,100
Kimball Electronics, Inc.*	12,900	283,542
Methode Electronics, Inc.	66,000	683,100
NCR Voyix Corp.*	525,000	6,483,750
NETGEAR, Inc.*	103,400	1,582,020
NetScout Systems, Inc.*	177,400	3,244,646
Photronics, Inc.*	206,050	5,083,254
Richardson Electronics, Ltd.	15,000	178,350
ScanSource, Inc.*	104,301	4,621,577
SigmaTron International, Inc.*	2,000	11,180
Synchronoss Technologies, Inc.*	2,000	18,600
Taitron Components, Inc., Class A	10,000	26,500
Trio-Tech International*	21,800	132,758
TTM Technologies, Inc.*	490,653	9,533,388
Upland Software, Inc.*	25,000	62,250
WidePoint Corp.*	11,000	46,090
Xerox Holdings Corp.+	512,500	5,955,250

		59,709,763

Materials - 5.48%
AdvanSix, Inc.	100,700	2,308,044
Alto Ingredients, Inc.*	302,000	436,390
Ascent Industries Co.*	39,525	385,764
Caledonia Mining Corp. PLC	9,200	89,424
Clearwater Paper Corp.*	91,650	4,442,275
Core Molding Technologies, Inc.*	37,900	604,126
Friedman Industries, Inc.	20,300	306,530
Intrepid Potash, Inc.*	56,856	1,332,136
Koppers Holdings, Inc.	4,100	151,659
Kronos Worldwide, Inc.	35,800	449,290
Mativ Holdings, Inc.	165,000	2,798,400
Mercer International, Inc.	276,150	2,358,321
Metallus, Inc.*	259,000	5,249,930
Olympic Steel, Inc.	67,267	3,015,580
Pactiv Evergreen, Inc.	712,643	8,067,119

Industry Company	Shares	Value

Materials (continued)
Radius Recycling, Inc., Class A	92,800	$1,417,056
Ramaco Resources, Inc., Class A+	1,400	17,430
Ranpak Holdings Corp.*	296,000	1,903,280
Rayonier Advanced Materials, Inc.*	246,091	1,338,735
Ryerson Holding Corp.	90,000	1,755,000
SunCoke Energy, Inc.	497,700	4,877,460
Tronox Holdings PLC	663,000	10,402,470
Universal Stainless & Alloy Products, Inc.*	40,000	1,095,200
Valhi, Inc.	93,527	1,667,586
Warrior Met Coal, Inc.	146,992	9,226,688

		65,695,893

Real Estate - 1.76%
AMREP Corp.*	52,000	983,320
Anywhere Real Estate, Inc.*	195,000	645,450
Forestar Group, Inc.*	224,800	7,191,352
Newmark Group, Inc., Class A	705,000	7,212,150
Opendoor Technologies, Inc.*	2,325,000	4,278,000
RE/MAX Holdings, Inc., Class A	91,400	740,340
Transcontinental Realty Investors, Inc.*	1,400	38,822

		21,089,434

TOTAL COMMON STOCKS - 99.73%		1,195,539,928

(Cost $948,908,868)

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%+	221	3,735

TOTAL PREFERRED STOCK - 0.00%		3,735

(Cost $4,596)

RIGHTS - 0.01%
Pineapple Holdings, Inc., CVR*Δ#+++	5,000	1,350
Resolute Forest Products, Inc., CVR, expiring 12/31/49*Δ#	335,500	97,295

TOTAL RIGHTS - 0.01%		98,645

(Cost $ – )

bridgewayfunds.com	31

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

	Rate^	Shares	Value

MONEY MARKET FUND - 0.27%
Fidelity Investments Money Market Government Portfolio Class I	5.21%	3,238,788	$3,238,788

TOTAL MONEY MARKET FUND - 0.27%			3,238,788

(Cost $3,238,788)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.50%
Dreyfus Institutional Preferred Government Money Market Fund**	5.27%	17,988,025	17,988,025

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.50%			17,988,025

(Cost $17,988,025)

TOTAL INVESTMENTS - 101.51%			$1,216,869,121
(Cost $970,140,277)
Liabilities in Excess of Other Assets - (1.51%)			(18,142,646)

NET ASSETS - 100.00%			$1,198,726,475

*	Non-income producing security.
+

This security or a portion of the security is out on loan as of June 30, 2024. Total loaned securities had a value of $69,796,086 as of June 30, 2024. See Note 2 for disclosure of cash and non-cash collateral.

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $3,455,990, which is 0.29% of total net assets.
+++	No stated maturity date.
Δ	Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
^	Rate disclosed as of June 30, 2024.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2024.

CVR - Contingent Value Right

PLC - Public Limited Company

32	Annual Report | June 30, 2024

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2024:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$166,442,782	$335,797	$–	$166,778,579
Other Industries (a)	1,028,761,349	–	–	1,028,761,349

Total Common Stocks	1,195,204,131	335,797	–	1,195,539,928
Preferred Stock	3,735	–	–	3,735
Rights	–	–	98,645	98,645
Money Market Fund	3,238,788	–	–	3,238,788
Investments Purchased With Cash Proceeds From Securities Lending	17,988,025	–	–	17,988,025

TOTAL	$1,216,434,679	$335,797	$98,645	$1,216,869,121

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
Rights

Balance as of 06/30/2023	$97,295
Purchases/Issuances	–
Sales/Expirations	–
Return of Capital	–
Realized Gain/(Loss)	–
Change in unrealized Appreciation/(Depreciation)	1,350
Transfers in	–
Transfers out	–

Balance as of 06/30/2024	$98,645

Net change in unrealized Appreciation/(Depreciation) from investments held as of 06/30/2024	$1,350

See Notes to Financial Statements.

bridgewayfunds.com	33

Managed Volatility Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value
COMMON STOCKS - 62.37%
Communication Services - 5.89%
Alphabet, Inc., Class A#	3,300	$601,095
Alphabet, Inc., Class C#	3,300	605,286
AT&T, Inc.	1,740	33,251
Comcast Corp., Class A	600	23,496
Electronic Arts, Inc.#	1,900	264,727
Meta Platforms, Inc., Class A#	400	201,688
Verizon Communications, Inc.	900	37,116
Walt Disney Co. (The)	565	56,099

		1,822,758

Consumer Discretionary - 7.19%
Amazon.com, Inc.*#	4,100	792,325
AutoZone, Inc.*	100	296,410
eBay, Inc.	500	26,860
Expedia Group, Inc.*#	2,500	314,975
Ford Motor Co.	875	10,972
General Motors Co.#	700	32,522
McDonald’s Corp.#	1,800	458,712
NIKE, Inc., Class B	400	30,148
Ross Stores, Inc.	500	72,660
Starbucks Corp.	400	31,140
Tesla, Inc.*	600	118,728
Yum! Brands, Inc.	300	39,738

		2,225,190

Consumer Staples - 4.26%
Archer-Daniels-Midland Co.#	400	24,180
Coca-Cola Co. (The)	1,300	82,745
Colgate-Palmolive Co.	400	38,816
Constellation Brands, Inc., Class A#	400	102,912
Costco Wholesale Corp.#	300	254,997
Dollar General Corp.	300	39,669
General Mills, Inc.	500	31,630
J M Smucker Co. (The)	200	21,808
Kimberly-Clark Corp.	400	55,280
Kroger Co. (The)	600	29,958
Mondelez International, Inc., Class A	700	45,808
PepsiCo, Inc.#	2,300	379,339
Procter & Gamble Co. (The)	600	98,952
Target Corp.	300	44,412
Walmart, Inc.#	1,000	67,710

		1,318,216

Industry Company	Shares	Value

Energy - 7.34%
APA Corp.#	7,000	$206,080
Cheniere Energy, Inc.#	2,000	349,660
Chevron Corp.#	678	106,053
ConocoPhillips	587	67,141
EOG Resources, Inc.#	500	62,935
EQT Corp.#	4,300	159,014
Exxon Mobil Corp.#	958	110,285
HF Sinclair Corp.#	1,000	53,340
Marathon Petroleum Corp.#	2,900	503,092
Occidental Petroleum Corp.#	2,860	180,266
Phillips 66	500	70,585
Schlumberger NV	600	28,308
Valero Energy Corp.#	2,400	376,224

		2,272,983

Financials - 6.95%
American Express Co.	300	69,465
Aon PLC, Class A	200	58,716
Bank of America Corp.	1,700	67,609
Berkshire Hathaway, Inc., Class B*#	710	288,828
BlackRock, Inc.	100	78,732
Capital One Financial Corp.	200	27,690
Charles Schwab Corp. (The)#	800	58,952
Chubb, Ltd.	261	66,576
Citigroup, Inc.#	810	51,402
CME Group, Inc.#	900	176,940
Comerica, Inc.	300	15,312
Goldman Sachs Group, Inc. (The)	200	90,464
JPMorgan Chase & Co.#	1,000	202,260
KeyCorp.	400	5,684
Marsh & McLennan Cos., Inc.	400	84,288
Mastercard, Inc., Class A#	400	176,464
Morgan Stanley#	800	77,752
PayPal Holdings, Inc.*	400	23,212
PNC Financial Services Group, Inc. (The)	200	31,096
Progressive Corp. (The)	320	66,467
S&P Global, Inc.	200	89,200
T Rowe Price Group, Inc.	100	11,531
Truist Financial Corp.	300	11,655
U.S. Bancorp#	1,900	75,430
Visa, Inc., Class A#	600	157,482

34	Annual Report | June 30, 2024

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Wells Fargo & Co.	1,471	$87,363

		2,150,570

Health Care - 6.66%
Abbott Laboratories	700	72,737
AbbVie, Inc.	1,559	267,400
Amgen, Inc.#	500	156,225
Baxter International, Inc.	300	10,035
Becton Dickinson & Co.	173	40,432
Biogen, Inc.*	200	46,364
Bristol-Myers Squibb Co.#	2,179	90,494
Cigna Group (The)	299	98,840
CVS Health Corp.	400	23,624
Danaher Corp.	200	49,970
DaVita, Inc.*#	900	124,713
Elevance Health, Inc.	200	108,372
Gilead Sciences, Inc.#	2,800	192,108
Johnson & Johnson#	600	87,696
Medtronic PLC	200	15,742
Merck & Co., Inc.	1,600	198,080
Pfizer, Inc.	1,700	47,566
Solventum Corp.*	125	6,610
Stryker Corp.	160	54,440
Thermo Fisher Scientific, Inc.#	300	165,900
UnitedHealth Group, Inc.#	400	203,704

		2,061,052

Industrials - 3.72%
3M Co.	500	51,095
Automatic Data Processing, Inc.	50	11,935
Carrier Global Corp.	540	34,063
Emerson Electric Co.	400	44,064
FedEx Corp.#	600	179,904
Honeywell International, Inc.	600	128,124
Johnson Controls International PLC	454	30,177
L3Harris Technologies, Inc.	100	22,458
Lockheed Martin Corp.	270	126,117
Northrop Grumman Corp.#	200	87,190
Otis Worldwide Corp.	270	25,990
RTX Corp.	1,240	124,484
Trane Technologies PLC	200	65,786
Union Pacific Corp.	300	67,878
United Parcel Service, Inc., Class B	300	41,055
Veralto Corp.	66	6,301

Industry Company	Shares	Value

Industrials (continued)
Waste Management, Inc.	500	$106,670

		1,153,291

Information Technology - 16.89%
Accenture PLC, Class A	200	60,682
Adobe, Inc.*#	400	222,216
Analog Devices, Inc.	200	45,652
Apple, Inc.#	5,400	1,137,348
Applied Materials, Inc.#	1,100	259,589
Broadcom, Inc.	210	337,161
Cisco Systems, Inc.#	2,700	128,277
Cognizant Technology Solutions Corp., Class A	700	47,600
Dropbox, Inc., Class A*#	4,000	89,880
HP, Inc.	1,500	52,530
Intel Corp.	1,400	43,358
International Business Machines Corp.	200	34,590
Intuit, Inc.	200	131,442
Juniper Networks, Inc.	600	21,876
Micron Technology, Inc.#	1,900	249,907
Microsoft Corp.#	2,500	1,117,375
NVIDIA Corp.#	5,000	617,700
Oracle Corp.	860	121,432
QUALCOMM, Inc.#	1,200	239,016
Salesforce, Inc.	700	179,970
Texas Instruments, Inc.	470	91,429

		5,229,030

Materials - 1.98%
CF Industries Holdings, Inc.#	1,700	126,004
Dow, Inc.	333	17,666
DuPont de Nemours, Inc.	400	32,196
Ecolab, Inc.	200	47,600
Freeport-McMoRan, Inc.#	1,600	77,760
Linde PLC	200	87,762
Sherwin-Williams Co. (The)	100	29,843
Steel Dynamics, Inc.#	1,500	194,250

		613,081

Real Estate - 0.69%
American Tower Corp.	300	58,314
Crown Castle, Inc.	500	48,850
Equinix, Inc.	40	30,264
Prologis, Inc.	250	28,078
Public Storage	100	28,765

bridgewayfunds.com	35

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Industry Company		Shares	Value

Common Stocks (continued)
Real Estate (continued)
Welltower, Inc.		200	$20,850

			215,121

Utilities - 0.80%
American Electric Power Co., Inc.		400	35,096
Dominion Energy, Inc.		420	20,580
Duke Energy Corp.		383	38,388
NextEra Energy, Inc.		1,300	92,053
Sempra		660	50,200
Xcel Energy, Inc.		240	12,818

			249,135

TOTAL COMMON STOCKS - 62.37%			19,310,427

(Cost $9,011,418)

Due Date	Discount Rate or Coupon Rate(a)	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 28.96%
U.S. Treasury Bills - 28.96%
07/05/2024	5.301%	$3,000,000	2,998,253
08/22/2024	5.315%	1,000,000	992,453
07/25/2024	5.211%	2,000,000	1,993,033
08/08/2024	5.321%	3,000,000	2,983,429

TOTAL U.S. GOVERNMENT OBLIGATIONS - 28.96%			8,967,168

(Cost $8,967,200)

Rate^		Shares	Value
MONEY MARKET FUND - 6.49%
Fidelity Investments Money Market Government Portfolio Class I	5.21%	2,008,234	2,008,234

TOTAL MONEY MARKET FUND - 6.49%			2,008,234

(Cost $2,008,234)

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN - 97.82%			30,285,829

(Cost $19,986,852)

Value

WRITTEN OPTIONS - (1.67%)

TOTAL WRITTEN OPTIONS - (1.67%)	$(517,488)

(Premiums Received $(563,183))

TOTAL INVESTMENTS - 96.15%	$29,768,341
(Cost $19,423,669)
Other Assets in Excess of Liabilities - 3.85%	1,192,030

NET ASSETS - 100.00%	$30,960,371

#	Security subject to call or put option written by the Fund.
*	Non-income producing security.
(a)	Rate represents the annualized effective yield at purchase.
^	Rate disclosed as of June 30, 2024.

PLC - Public Limited Company

36	Annual Report | June 30, 2024

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED PUT OPTIONS WRITTEN - (0.58%)

Akamai Technologies, Inc.	30	$(270,240)	$90.00	08/16/24	$(13,200)
American International Group, Inc.	20	(148,480)	75.00	08/16/24	(4,900)
Amphenol Corp., Class A	40	(269,480)	130.00	07/19/24	(2,360)
AppLovin Corp., Class A	50	(416,100)	75.00	07/19/24	(3,500)
Archer-Daniels-Midland Co.	50	(302,250)	60.00	07/19/24	(4,500)
Bristol-Myers Squibb Co.	37	(153,661)	44.00	07/19/24	(11,766)
Caterpillar, Inc.	10	(333,100)	330.00	08/16/24	(11,800)
CF Industries Holdings, Inc.	15	(111,180)	72.50	08/16/24	(3,075)
Cisco Systems, Inc.	23	(109,273)	45.00	08/16/24	(1,495)
CME Group, Inc.	5	(98,300)	200.00	08/16/24	(3,350)
Delta Air Lines, Inc.	10	(47,440)	50.00	07/19/24	(3,630)
General Motors Co.	30	(139,380)	43.00	07/19/24	(390)
Gilead Sciences, Inc.	20	(137,220)	65.00	07/19/24	(500)
GoDaddy, Inc., Class A	15	(209,565)	130.00	08/16/24	(3,900)
Jabil, Inc.	15	(163,185)	115.00	07/19/24	(9,450)
Johnson & Johnson	20	(292,320)	150.00	07/19/24	(9,000)
Marathon Oil Corp.	50	(143,350)	27.00	07/19/24	(350)
Match Group, Inc.	45	(136,710)	30.00	08/16/24	(7,110)
Meta Platforms, Inc., Class A	7	(352,954)	475.00	08/16/24	(10,731)
Microchip Technology, Inc.	15	(137,250)	90.00	07/19/24	(2,775)
Northrop Grumman Corp.	7	(305,165)	430.00	08/16/24	(6,230)
NRG Energy, Inc.	5	(38,930)	70.00	08/16/24	(875)
NVIDIA Corp.	10	(123,540)	120.00	08/16/24	(6,750)
Snowflake, Inc., Class A	9	(121,581)	130.00	08/16/24	(4,545)
U.S. Bancorp	65	(258,050)	40.00	08/16/24	(11,050)
Vertiv Holdings Co., Class A	40	(346,280)	85.00	07/19/24	(14,200)
Vistra Corp.	35	(300,930)	82.50	08/16/24	(21,000)
Vistra Corp.	15	(128,970)	82.50	07/19/24	(5,250)
Williams-Sonoma, Inc.	5	(141,185)	270.00	07/19/24	(2,885)

Total Exchange Traded Put Options Written (Premiums Received $(220,828))					$(180,567)

EXCHANGE TRADED CALL OPTIONS WRITTEN - (1.09%)

Adobe, Inc.	2	$(111,108)	$550.00	09/20/24	(7,510)
Alphabet, Inc., Class A	14	(255,010)	175.00	08/16/24	(17,724)
Alphabet, Inc., Class C	10	(183,420)	170.00	07/19/24	(14,400)
Amazon.com, Inc.	15	(289,875)	195.00	08/16/24	(15,345)
Amgen, Inc.	2	(62,490)	310.00	08/16/24	(2,558)
APA Corp.	70	(206,080)	30.00	07/19/24	(4,620)
Apple, Inc.	20	(421,240)	205.00	09/20/24	(26,800)
Applied Materials, Inc.	4	(94,396)	210.00	07/19/24	(11,600)
Berkshire Hathaway, Inc., Class B	2	(81,360)	400.00	08/16/24	(2,860)
Bristol-Myers Squibb Co.	13	(53,989)	44.00	08/16/24	(962)
CF Industries Holdings, Inc.	17	(126,004)	77.50	08/16/24	(3,060)
Charles Schwab Corp. (The)	3	(22,107)	75.00	07/19/24	(498)
Cheniere Energy, Inc.	20	(349,660)	160.00	07/19/24	(28,600)

bridgewayfunds.com	37

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2024

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Exchange Traded Call Options Written (continued)
Chevron Corp.	3	$(46,926)	$155.00	07/19/24	$(1,158)
Cisco Systems, Inc.	12	(57,012)	47.50	08/16/24	(1,884)
Citigroup, Inc.	3	(19,038)	62.50	08/16/24	(879)
CME Group, Inc.	9	(176,940)	200.00	08/16/24	(4,185)
Constellation Brands, Inc., Class A	2	(51,456)	265.00	07/19/24	(580)
Costco Wholesale Corp.	1	(84,999)	800.00	09/20/24	(7,050)
DaVita, Inc.	8	(110,856)	145.00	07/19/24	(1,280)
Dropbox, Inc., Class A	40	(89,880)	22.00	08/16/24	(5,680)
Electronic Arts, Inc.	19	(264,727)	135.00	07/19/24	(10,450)
EOG Resources, Inc.	3	(37,761)	130.00	09/20/24	(1,140)
EQT Corp.	43	(159,014)	38.00	07/19/24	(2,580)
Expedia Group, Inc.	25	(314,975)	125.00	08/16/24	(21,425)
Exxon Mobil Corp.	3	(34,536)	115.00	07/19/24	(678)
FedEx Corp.	2	(59,968)	290.00	09/20/24	(4,270)
Freeport-McMoRan, Inc.	5	(24,300)	55.00	08/16/24	(345)
Gilead Sciences, Inc.	24	(164,664)	67.50	08/16/24	(7,104)
HF Sinclair Corp.	10	(53,340)	55.00	08/16/24	(1,650)
JPMorgan Chase & Co.	3	(60,678)	200.00	08/16/24	(2,259)
Marathon Petroleum Corp.	23	(399,004)	180.00	08/16/24	(10,787)
Mastercard, Inc., Class A	2	(88,232)	450.00	08/16/24	(1,800)
McDonald’s Corp.	13	(331,292)	265.00	08/16/24	(4,290)
Micron Technology, Inc.	7	(92,071)	125.00	08/16/24	(8,400)
Microsoft Corp.	9	(402,255)	430.00	08/16/24	(27,450)
Morgan Stanley	3	(29,157)	97.50	07/19/24	(801)
NVIDIA Corp.	20	(247,080)	110.00	08/16/24	(35,300)
Occidental Petroleum Corp.	25	(157,575)	65.00	09/20/24	(5,000)
PepsiCo, Inc.	16	(263,888)	175.00	08/16/24	(1,488)
PepsiCo, Inc.	3	(49,479)	175.00	07/19/24	(84)
QUALCOMM, Inc.	6	(119,508)	200.00	08/16/24	(7,080)
Steel Dynamics, Inc.	15	(194,250)	130.00	08/16/24	(9,300)
Thermo Fisher Scientific, Inc.	2	(110,600)	570.00	09/20/24	(3,680)
UnitedHealth Group, Inc.	2	(101,852)	500.00	08/16/24	(4,490)
Valero Energy Corp.	22	(344,872)	165.00	07/19/24	(3,366)
Visa, Inc., Class A	2	(52,494)	275.00	07/19/24	(176)
Walmart, Inc.	3	(20,313)	60.00	07/19/24	(2,295)

Total Exchange Traded Call Options Written (Premiums Received $(342,355))					$(336,921)

38	Annual Report | June 30, 2024

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2024:

		Assets Table
		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$19,310,427	$–	$–	$19,310,427

U.S. Government Obligations	–	8,967,168	–	8,967,168

Money Market Fund	2,008,234	–	–	2,008,234

TOTAL	$21,318,661	$8,967,168	$–	$30,285,829

		Liabilities Table
		Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Written Options	$(496,088)	$(21,400)	$–	$(517,488)

TOTAL	$(496,088)	$(21,400)	$–	$(517,488)

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

bridgewayfunds.com	39

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS	Aggressive Investors 1	Ultra-Small Company
Investments at value(c)	$178,513,682	$84,074,358

Deposit with brokers for options written	–	–

Deposits with brokers for future contracts	–	–

Receivables:

Portfolio securities sold	–	–

Fund shares sold	1,096	857

Dividends and interest	89,632	35,341

Prepaid expenses	42,182	15,380

Total assets	178,646,592	84,125,936

LIABILITIES

Payables:

Portfolio securities purchased	–	93,458

Fund shares redeemed	4,438	6,919

Payable upon return of securities loaned	144,564	6,157,502

Accrued Liabilities:

Investment adviser fees	37,870	58,002

Administration fees	875	353

Directors’ fees	291	891

Other	71,786	43,831

Put options written at value	–	–

Call options written at value	–	–

Total liabilities	259,824	6,360,956

NET ASSETS	$178,386,768	$77,764,980

NET ASSETS REPRESENT

Paid-in capital	$130,860,522	$75,710,983

Distributable earnings/(Accumulated losses)	47,526,246	2,053,997

NET ASSETS	$178,386,768	$77,764,980

Shares of common stock outstanding of $.001 par value(a)	2,080,870	2,843,170

Net asset value, offering price and redemption price per share	$85.73	$27.35

Investments at cost	$130,987,436	$83,891,815

Premiums received on put options written	$–	$–

Premiums received on call options written	$–	$–

(a) See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.

(b) Redemption of shares held less than six months may be charged a 2% redemption fee. See Note 8.

(c) Includes investments purchased with cash collateral for security lending, see Note 2.

See Notes to Financial Statements.

40	Annual Report | June 30, 2024

Ultra-Small Company Market		Small-Cap Value	Omni Small-Cap Value	Managed Volatility
$ 186,486,955		$491,766,164	$1,216,869,121	$30,285,829
–		–	–	212,078
–		–	–	830,106

3,230,367		356,875	955,390	203,719
41,070		58,450	620,583	–
164,466		377,185	774,449	18,238
33,576		73,996	129,990	25,140

189,956,434		492,632,670	1,219,349,533	31,575,110

3,552,589		–	1,712,268	39,066
1,952		410,161	334,552	–
18,765,742		3,914,348	17,988,025	–

66,655		283,358	264,163	7,126
761		2,365	5,757	178
2,534		9,669	9,273	406
87,531		222,651	309,020	50,475
–		–	–	180,567
–		–	–	336,921

22,477,764		4,842,552	20,623,058	614,739

$ 167,478,670		$487,790,118	$1,198,726,475	$30,960,371

$ 184,833,825		$455,531,773	$875,956,513	$20,736,452

(17,355,155)		32,258,345	322,769,962	10,223,919

$ 167,478,670		$487,790,118	$1,198,726,475	$30,960,371

15,469,168		13,038,825	65,055,834	1,815,543

$ 10.83	(b)	$37.41	$18.43	$17.05

$ 171,416,256		$472,454,190	$970,140,277	$19,986,852
$ –		$–	$–	$220,828
$ –		$–	$–	$342,355

bridgewayfunds.com	41

STATEMENTS OF OPERATIONS

Year Ended June 30, 2024

	Aggressive Investors 1	Ultra-Small Company

INVESTMENT INCOME

Dividends	$1,945,659	$730,119

Less: foreign taxes withheld	(7,690)	(8,652)

Interest	30,385	34,384

Securities lending	6,175	187,268

Total Investment Income	1,974,529	943,119

EXPENSES

Investment advisory fees - Base fees	1,453,927	727,078

Investment advisory fees - Performance adjustment	(1,141,129)	–

Administration fees	9,629	4,816

Accounting fees	67,142	60,929

Transfer agent fees	115,857	51,826

Audit fees	17,296	14,101

Legal fees	25,493	13,710

Custody fees	4,410	13,328

Blue sky fees	20,161	13,103

Directors’ and officers’ fees	26,622	14,111

Shareholder servicing fees	78,699	26,052

Reports to shareholders	32,182	22,566

Insurance expenses	17,724	10,006

Miscellaneous expenses	19,965	16,580

Total Expenses	747,978	988,206

Less investment advisory fees waived and other expenses reimbursed	–	–

Net Expenses	747,978	988,206

NET INVESTMENT INCOME (LOSS)	1,226,551	(45,087)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain (Loss) on:

Investments	9,219,002	2,075,200

Foreign Currency Transactions	(306)	–

Written options	–	–

Futures contracts	–	–

Net Realized Gain (Loss)	9,218,696	2,075,200

Change in Unrealized Appreciation (Depreciation) on:

Investments	30,472,596	2,505,443

Foreign Currency Translations	66	–

Written options	–	–

Net Change in Unrealized Appreciation (Depreciation)	30,472,662	2,505,443

Net Realized and Unrealized Gain on Investments	39,691,358	4,580,643

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,917,909	$4,535,556

See Notes to Financial Statements.

42	Annual Report | June 30, 2024

Ultra-Small Company Market	Small-Cap Value	Omni Small-Cap Value	Managed Volatility

$ 1,578,514	$9,383,976	$26,565,156	$342,819

(159)	(19,554)	(16,116)	–

39,846	147,689	98,617	623,319

840,887	37,654	203,160	–

2,459,088	9,549,765	26,850,817	966,138

888,098	3,197,885	5,380,110	184,325

–	145,080	–	–

10,590	31,809	71,321	1,835

80,052	116,566	212,076	53,253

87,190	242,023	13,043	38,265

17,776	34,844	53,017	16,966

30,355	95,024	194,320	5,364

13,921	16,745	24,954	3,990

26,622	52,763	69,435	20,343

31,187	98,276	201,179	5,488

148,777	445,509	1,029,747	21,640

34,852	100,325	73,848	19,344

22,765	66,358	131,153	3,774

15,164	68,598	110,845	17,433

1,407,349	4,711,805	7,565,048	392,020

(75,202)	–	(1,945,822)	(103,248)

1,332,147	4,711,805	5,619,226	288,772

1,126,941	4,837,960	21,231,591	677,366

(7,184,077)	13,981,733	86,257,635	1,397,772

8	–	–	–

–	–	–	298,613

–	–	–	(1,624,683)

(7,184,069)	13,981,733	86,257,635	71,702

11,740,679	13,105,923	69,467,332	2,067,671

(34)	–	–	–

–	–	–	(88,565)

11,740,645	13,105,923	69,467,332	1,979,106

4,556,576	27,087,656	155,724,967	2,050,808

$ 5,683,517	$31,925,616	$176,956,558	$2,728,174

bridgewayfunds.com	43

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Investors 1		Ultra-Small Company

	Year Ended June 30,		Year Ended June 30,

	2024	2023	2024	2023

OPERATIONS

Net investment income (loss)	$1,226,551	$1,792,022	$(45,087)	$(47,737)

Net realized gain (loss) on investments	9,218,696	(6,694,951)	2,075,200	10,737,492

Net change in unrealized appreciation (depreciation) on investments	30,472,662	29,439,691	2,505,443	(2,700,149)

Net increase in net assets resulting from operations	40,917,909	24,536,762	4,535,556	7,989,606

DISTRIBUTIONS:
From net investment income and net realized gains	(1,390,323)	(2,003,138)	(4,092,359)	(12,493,631)

Net decrease in net assets from distributions	(1,390,323)	(2,003,138)	(4,092,359)	(12,493,631)

SHARE TRANSACTIONS:

Proceeds from sale of shares	2,258,504	1,334,030	251,569	662,893

Reinvestment of distributions	1,332,748	1,909,352	3,893,496	11,514,136

Cost of shares redeemed	(15,624,576)	(10,394,348)	(9,217,969)	(3,765,829)

Redemption fees	–	–	–	–

Net increase (decrease) in net assets resulting from share transactions	(12,033,324)	(7,150,966)	(5,072,904)	8,411,200
Net increase (decrease) in net assets	27,494,262	15,382,658	(4,629,707)	3,907,175

NET ASSETS:

Beginning of year	150,892,506	135,509,848	82,394,687	78,487,512

End of year	$178,386,768	$150,892,506	$77,764,980	$82,394,687

SHARES ISSUED & REDEEMED

Issued	30,914	21,758	8,687	23,570

Distributions reinvested	18,674	31,285	148,042	455,825

Redeemed	(207,616)	(166,206)	(335,138)	(135,871)

Net increase (decrease)	(158,028)	(113,163)	(178,409)	343,524

Outstanding at beginning of year	2,238,898	2,352,061	3,021,579	2,678,055

Outstanding at end of year	2,080,870	2,238,898	2,843,170	3,021,579

See Notes to Financial Statements.

44	Annual Report | June 30, 2024

Ultra-Small Company Market		Small-Cap Value		Omni Small-Cap Value

Year Ended June 30,		Year Ended June 30,		Year Ended June 30,

2024	2023	2024	2023	2024	2023

$ 1,126,941	$1,680,427	$4,837,960	$7,901,047	$21,231,591	$22,771,852

(7,184,069)	(26,363,666)	13,981,733	13,058,912	86,257,635	105,110,438

11,740,645	25,013,533	13,105,923	24,242,974	69,467,332	(64,596,869)

5,683,517	330,294	31,925,616	45,202,933	176,956,558	63,285,421

(1,680,449)	(3,941,983)	(14,696,211)	(4,893,779)	(104,233,821)	(218,697,351)

(1,680,449)	(3,941,983)	(14,696,211)	(4,893,779)	(104,233,821)	(218,697,351)

5,817,267	26,230,413	140,013,203	281,484,779	106,123,416	229,039,073

1,547,171	3,707,860	14,272,088	4,723,622	104,131,268	218,471,046

(28,519,977)	(31,049,948)	(230,058,983)	(202,895,796)	(203,971,070)	(331,319,501)

26,858	23,911	–	–	–	–

(21,128,681)	(1,087,764)	(75,773,692)	83,312,605	6,283,614	116,190,618

(17,125,613)	(4,699,453)	(58,544,287)	123,621,759	79,006,351	(39,221,312)

184,604,283	189,303,736	546,334,405	422,712,646	1,119,720,124	1,158,941,436

$ 167,478,670	$184,604,283	$487,790,118	$546,334,405	$1,198,726,475	$1,119,720,124

545,206	2,486,450	3,805,717	7,883,750	5,830,299	12,341,533

149,775	368,209	388,991	135,736	5,765,851	12,505,498

(2,639,313)	(2,913,014)	(6,270,857)	(5,797,264)	(11,152,058)	(17,739,796)

(1,944,332)	(58,355)	(2,076,149)	2,222,222	444,092	7,107,235

17,413,500	17,471,855	15,114,974	12,892,752	64,611,742	57,504,507

15,469,168	17,413,500	13,038,825	15,114,974	65,055,834	64,611,742

bridgewayfunds.com	45

STATEMENT OF CHANGES IN NET ASETS (continued)

	Managed Volatility

	Year Ended June 30,

	2024	2023

OPERATIONS
Net investment income	$677,366	$474,184

Net realized gain on investments	71,702	879,193

Net change in unrealized appreciation (depreciation) on investments	1,979,106	1,997,142

Net increase in net assets resulting from operations	2,728,174	3,350,519

DISTRIBUTIONS:

From net investment income and net realized gains	(1,670,716)	(1,771,090)

Net decrease in net assets from distributions	(1,670,716)	(1,771,090)

SHARE TRANSACTIONS:

Proceeds from sale of shares	1,420,279	2,541,769

Reinvestment of distributions	1,652,131	1,663,038

Cost of shares redeemed	(3,905,629)	(3,687,157)

Net increase (decrease) in net assets resulting from share transactions	(833,219)	517,650

Net increase in net assets	224,239	2,097,079

NET ASSETS:

Beginning of year	30,736,132	28,639,053
End of year	$30,960,371	$30,736,132

SHARES ISSUED & REDEEMED

Issued	85,557	158,492

Distributions reinvested	102,172	107,086

Redeemed	(235,491)	(231,144)

Net increase (decrease)	(47,762)	34,434

Outstanding at beginning of year	1,863,305	1,828,871

Outstanding at end of year	1,815,543	1,863,305

See Notes to Financial Statements.

46	Annual Report | June 30, 2024

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

AGGRESSIVE INVESTORS 1

	Year Ended June 30

	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$67.40	$57.61	$82.61	$56.59	$62.01

Income from Investment Operations:

Net Investment Income(a)	0.57	0.78	0.69	0.86	0.61

Net Realized and Unrealized Gain (Loss)	18.40	9.88	(18.56)	25.88	(5.21)

Total from Investment Operations	18.97	10.66	(17.87)	26.74	(4.60)

Less Distributions to Shareholders from:

Net Investment Income	(0.64)	(0.87)	(0.83)	(0.72)	(0.82)

Net Realized Gain	–	–	(6.30)	–	–

Total Distributions	(0.64)	(0.87)	(7.13)	(0.72)	(0.82)

Net Asset Value, End of Year	$85.73	$67.40	$57.61	$82.61	$56.59

Total Return	28.34%	18.66%	(23.81%)	47.48%	(7.53%)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$178,387	$150,893	$135,510	$190,248	$142,728

Expenses Before Waivers and Reimbursements(b)	0.46%	0.32%	0.39%	0.34%	0.28%

Expenses After Waivers and Reimbursements	0.46%	0.32%	0.39%	0.34%	0.28%

Net Investment Income After Waivers and Reimbursements	0.76%	1.25%	0.90%	1.22%	1.04%

Portfolio Turnover Rate	65%	81%	64%	88%	125%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)

Expense ratios are significantly lower than in other past periods, due to a negative performance adjustment to the investment advisory fee. Please refer to Note 3 of the Notes to Financial Statements for further information. The rate shown may not be indicative of the rate going forward.

See Notes to Financial Statements.

bridgewayfunds.com	47

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

ULTRA-SMALL COMPANY

	Year Ended June 30

	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$27.27	$29.31	$46.46	$22.06	$24.16

Income from Investment Operations:

Net Investment Income (Loss)(a)	(0.02)	(0.02)	0.19	0.16	(0.02)

Net Realized and Unrealized Gain (Loss)	1.52	2.69	(9.11)	24.24	(1.80)

Total from Investment Operations	1.50	2.67	(8.92)	24.40	(1.82)

Less Distributions to Shareholders from:

Net Investment Income	–	–	(0.24)	–	(0.28)

Net Realized Gain	(1.42)	(4.71)	(7.99)	–	–

Total Distributions	(1.42)	(4.71)	(8.23)	–	(0.28)

Net Asset Value, End of Year	$27.35	$27.27	$29.31	$46.46(b)	$22.06

Total Return	5.71%	10.37%	(21.04%)	110.61%	(7.63%)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$77,765	$82,395	$78,488	$109,592	$57,511

Expenses Before Waivers and Reimbursements	1.22%	1.20%	1.15%	1.19%	1.32%

Expenses After Waivers and Reimbursements	1.22%	1.20%	1.15%	1.19%	1.32%

Net Investment Income (Loss) After Waivers and Reimbursements	(0.06%)	(0.06%)	0.50%	0.48%	(0.09%)

Portfolio Turnover Rate	72%	74%	109%	82%	104%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States; consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements.

48	Annual Report | June 30, 2024

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

ULTRA-SMALL COMPANY MARKET

	Year Ended June 30

	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$10.60	$10.83	$19.61	$9.96	$11.34

Income from Investment Operations:
Net Investment Income(a)	0.07	0.09	0.13	0.13	0.13
Net Realized and Unrealized Gain (Loss)	0.26	(0.10)	(5.43)	9.98	(1.36)

Total from Investment Operations	0.33	(0.01)	(5.30)	10.11	(1.23)

Less Distributions to Shareholders from:

Net Investment Income	(0.10)	(0.11)	(0.12)	(0.14)	(0.15)

Net Realized Gain	–	(0.11)	(3.39)	(0.35)	–

Total Distributions	(0.10)	(0.22)	(3.51)	(0.49)	(0.15)

Paid-in Capital from Redemption Fees(a)	0.00(b)	0.00(b)	0.03	0.03	0.00(b)

Net Asset Value, End of Year	$10.83	$10.60	$10.83	$19.61	$9.96

Total Return	3.17%(c)	(0.01%)(c)	(30.38%)(c)	103.83%	(10.99%)(c)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$167,479	$184,604	$189,304	$386,516	$150,054

Expenses Before Waivers and Reimbursements	0.79%	0.78%	0.78%	0.75%	0.82%

Expenses After Waivers and Reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%

Net Investment Income After Waivers and Reimbursements	0.63%	0.88%	0.85%	0.83%	1.27%

Portfolio Turnover Rate	44%	58%	47%	52%	51%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)	Amount represents less than $0.005.
(c)	Total return would have been lower had various fees not been waived during the year.

See Notes to Financial Statements.

bridgewayfunds.com	49

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

SMALL-CAP VALUE

	Year Ended June 30

	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$36.15	$32.79	$36.49	$16.52	$20.24

Income from Investment Operations:
Net Investment Income(a)	0.33	0.53	0.15	0.12	0.19
Net Realized and Unrealized Gain (Loss)	1.95	3.16	(2.12)	20.05	(3.40)

Total from Investment Operations	2.28	3.69	(1.97)	20.17	(3.21)

Less Distributions to Shareholders from:

Net Investment Income	(0.36)	(0.33)	(0.10)	(0.20)	(0.51)

Net Realized Gain	(0.66)	–	(1.63)	–	–

Total Distributions	(1.02)	(0.33)	(1.73)	(0.20)	(0.51)

Net Asset Value, End of Year	$37.41	$36.15	$32.79	$36.49	$16.52

Total Return	6.36%	11.30%	(5.81%)	122.77%	(16.43%)(b)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$487,790	$546,334	$422,713	$290,686	$30,051

Expenses Before Waivers and Reimbursements	0.88%	0.86%(c)	0.83%	0.91%	1.12%

Expenses After Waivers and Reimbursements	0.88%	0.86%(c)	0.83%	0.91%	0.94%

Net Investment Income After Waivers and Reimbursements	0.91%	1.51%	0.42%	0.40%	1.01%

Portfolio Turnover Rate	56%	61%	95%	91%	87%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)	Total return would have been lower had various fees not been waived during the year.
(c)	Includes interest expense of 0.01%.

See Notes to Financial Statements.

50	Annual Report | June 30, 2024

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

OMNI SMALL-CAP VALUE

	Year Ended June 30

	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$17.33	$20.15	$22.03	$11.44	$14.97

Income from Investment Operations:
Net Investment Income(a)	0.32	0.37	0.28	0.21	0.19
Net Realized and Unrealized Gain (Loss)	2.40	0.67	(1.23)	10.57	(3.56)

Total from Investment Operations	2.72	1.04	(0.95)	10.78	(3.37)

Less Distributions to Shareholders from:

Net Investment Income	(0.29)	(0.32)	(0.41)	(0.19)	(0.08)

Net Realized Gain	(1.33)	(3.54)	(0.52)	–	(0.08)

Total Distributions	(1.62)	(3.86)	(0.93)	(0.19)	(0.16)

Net Asset Value, End of Year	$18.43	$17.33	$20.15	$22.03	$11.44

Total Return(b)	15.93%	5.04%	(4.65%)	94.92%	(22.82%)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$1,198,726	$1,119,720	$1,158,941	$1,271,035	$828,480

Expenses Before Waivers and Reimbursements	0.63%	0.66%	0.66%	0.68%	0.72%

Expenses After Waivers and Reimbursements	0.47%	0.47%	0.47%	0.47%	0.54%

Net Investment Income After Waivers and Reimbursements	1.78%	1.93%	1.25%	1.29%	1.46%

Portfolio Turnover Rate	26%	38%	30%	21%	43%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)	Total return would have been lower had various fees not been waived during the year.

See Notes to Financial Statements.

bridgewayfunds.com	51

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

MANAGED VOLATILITY

	Year Ended June 30

	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$16.50	$15.66	$17.13	$15.56	$15.05

Income from Investment Operations:
Net Investment Income (Loss)(a)	0.36	0.26	(0.01)	(0.01)	0.12
Net Realized and Unrealized Gain (Loss)	1.11	1.56	(1.28)	2.35	0.55

Total from Investment Operations	1.47	1.82	(1.29)	2.34	0.67

Less Distributions to Shareholders from:

Net Investment Income	(0.48)	(0.05)	–	–	(0.16)

Net Realized Gain	(0.44)	(0.93)	(0.18)	(0.77)	–

Total Distributions	(0.92)	(0.98)	(0.18)	(0.77)	(0.16)

Net Asset Value, End of Year	$17.05	$16.50	$15.66	$17.13	$15.56

Total Return(b)	9.24%	12.00%	(7.62%)	15.33%	4.45%

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$30,960	$30,736	$28,639	$36,160	$29,383

Expenses Before Waivers and Reimbursements	1.28%	1.26%	1.19%	1.21%	1.27%

Expenses After Waivers and Reimbursements	0.94%	0.94%	0.94%	0.94%	0.94%

Net Investment Income (Loss) After Waivers and Reimbursements	2.20%	1.60%	(0.08%)	(0.07%)	0.77%

Portfolio Turnover Rate	9%	45%	66%	41%	68%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)	Total return would have been lower had various fees not been waived during the year.

See Notes to Financial Statements.

52	Annual Report | June 30, 2024

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

1.  Organization

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Bridgeway is organized as a series fund, with six investment funds as of June 30, 2024.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of June 30, 2024, 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Aggressive Investors 1, Ultra-Small Company Market, Small-Cap Value and Omni Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

The Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three-year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Value, and Omni Small-Cap Value Funds seek to provide a long-term total return-on-capital, primarily through capital appreciation.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, LLC (the “Adviser”) is the investment adviser for all of the Funds.

2.  Significant Accounting Policies:

Following is a summary of significant accounting policies that are followed in the preparation of the financial statements of the Funds. They are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures, and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“Nasdaq”) system, the securities are valued based on the Nasdaq Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of Nasdaq traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis that incorporates market observable data such as reported sales of similar securities, broker quotes, bids, offers and current market quotations by a pricing service. Options are valued at the close if there is trading volume, and if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to

bridgewayfunds.com	53

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

make all necessary determinations of fair value. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Adviser does not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain US Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 – significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Adviser uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Adviser in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of June 30, 2024 is included with each Fund’s Schedule of Investments.

Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Securities Lending Upon lending its securities to third parties, each participating Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. The remaining contractual maturity of all securities lending transactions is overnight and continuous. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent.

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any unrealized gain or loss in the fair value of the securities loaned.

54	Annual Report | June 30, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related cash collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Funds or the borrower at any time. During the year ended June 30, 2024 the Managed Volatility Fund did not have any securities lending transactions.

The following table is a summary of the Funds’ payable upon return of securities loaned and related cash collateral, which are subject to a netting agreement as of June 30, 2024:

				Gross Amount Not Offset in the Statements of Assets and Liabilities

Fund	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount

Aggressive Investors 1
Securities lending	$144,564	$–	$144,564	$–	$144,564	$–
Ultra-Small Company
Securities lending	$6,157,502	–	$6,157,502	–	$6,157,502	–
Ultra-Small Company Market
Securities lending	$18,765,742	–	$18,765,742	–	$18,765,742	–
Small-Cap Value
Securities lending	$3,914,348	–	$3,914,348	–	$3,914,348	–
Omni Small-Cap Value
Securities lending	$17,988,025	–	$17,988,025	–	$17,988,025	–

[1]	Securities loaned with a value of $ 263,209 in Ultra-Small Company Market have been sold and are pending settlement on June 30, 2024.

bridgewayfunds.com	55

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

The following table summarizes the securities received as non-cash collateral and cash collateral for securities lending:

	Non-Cash Collateral

Fund	Collateral Type	Coupon Range	Maturity Date Range	Market Value	Cash Collateral	Total Collateral	Market Value of Securities on Loan

Aggressive Investors 1
Securities lending	U.S.Gov’t	0.00%-	07/15/24-
	Obligations	5.43%	08/15/53	$705,890	$144,564	$850,454	$829,412
Ultra-Small Company
Securities lending	U.S.Gov’t	0.13%-	10/15/24-
	Obligations	5.25%	05/15/52	$1,994,868	$6,157,502	$8,152,370	$7,795,525
Ultra-Small Company Market
Securities lending	U.S.Gov’t	0.00%-	07/11/24-
	Obligations	4.88%	11/15/52	$1,250,265	$18,765,742	$20,016,007	$18,808,182
Small-Cap Value
Securities lending	U.S.Gov’t	0.00%-	07/30/24-
	Obligations	5.34%	11/15/53	$16,753,304	$3,914,348	$20,667,652	$20,445,639
Omni Small-Cap Value
Securities lending	U.S.Gov’t	0.00%-	07/31/24-
	Obligations	5.34%	11/15/53	$53,481,358	$17,988,025	$71,469,383	$69,796,086

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2024, the collateral consisted of an institutional government money market fund and US Government Obligations.

Use of Estimates in Financial Statements In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk The Funds maintain cash and securities in its custody account, maintained by a high-credit, quality financial institution. Cash balances may, at times, exceed the FDIC insurance limit. Cash balances are generally invested in a short-term investment vehicle, which minimizes the risk of cash balances exceeding the FDIC insurance limit. Additionally, deposits with brokers may, at times, exceed the SIPC insurance limit.

Sector Concentration Risk Companies with similar characteristics may be grouped together in broad categories called sectors. Although each Fund seeks investments across a number of sectors, from time to time, based on economic conditions, each Fund may have significant positions in particular sectors. A certain sector may underperform other sectors or the market as a whole. As more assets are held in a specific sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

As of June 30, 2024, Funds with net assets of 25% or greater in a particular sector were as follows:

Fund	Sector	% Net Assets at June 30, 2024
Aggressive Investors 1 Fund	Information Technology	29.09%
Ultra-Small Company Fund	Health Care	25.22%
Ultra-Small Company Market Fund	Health Care	26.83%
Small-Cap Value Fund	Financials	25.95%
Omni Small-Cap Value Fund	Financials	33.78%

56	Annual Report | June 30, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds, futures, and call and put options. Such investments are exposed to risks, such as interest rate, market, and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income, and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly as related to the Managed Volatility Fund, discounts and premiums are accreted/amortized using the effective interest method. Income from the securities lending program is recorded when earned from the securities lending agent and reflected in the Statement of Operations under “Securities lending.”

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Distributions to Shareholders The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December.

Derivatives The Funds’ use of derivatives for the year ended June 30, 2024 was limited to futures contracts, purchased options, and written options. The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds, categorized by primary underlying risk.

Primary Underlying Risk/Fund	Derivative Assets	Derivative Liabilities	Location on Statement of Assets and Liabilities
Equity Risk
Managed Volatility:
Written Put Options	–	$180,567	Put options written at value
Written Call Options	–	336,921	Call options written at value

Primary Underlying Risk/Fund	Amount of Realized Gain (Loss) on Derivatives	Amount of Unrealized Gain (Loss) on Derivatives	Location of Gain (Loss) in the Statement of Operations
Equity Risk
Managed Volatility:
Written Options	$298,613		Realized Gain (Loss) on Written Options
			Change in Unrealized Appreciation
		$(88,565)	(Depreciation) on Written Options
Futures Contracts	$(1,624,683)	–	Realized Gain (Loss) on Futures Contracts

The derivative instruments outstanding as of June 30, 2024, as disclosed in the Schedule of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended June 30, 2024, as disclosed in the Statements of Operations, serve as indicators of the volume of derivatives activity for the Funds.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or US Government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of

bridgewayfunds.com	57

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of June 30, 2024, the Funds had no open futures contracts.

Options The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option that a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Managed Volatility Fund may write call options on a covered basis; that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes.

Outstanding written options as of June 30, 2024 for the Managed Volatility Fund are included in the Schedule of Investments.

Indemnification Under the Company’s organizational documents, the Funds’ officers, directors, employees and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

3.  Advisory Fees and Other Related Party Transactions:

The Funds have entered into management agreements with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee pursuant to each Fund’s management agreement, as described below.

Aggressive Investors 1 Fund and Small-Cap Value Fund each have management fees that are comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on a Fund’s performance relative to the applicable market index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this performance period.

Because the performance adjustment is based on a Fund’s performance relative to the applicable market index, and not the Fund’s absolute performance, the performance adjustment could increase the Adviser’s fee even if the Fund’s shares lose value over the performance period, provided that the Fund outperformed its market index, or could decrease the Adviser’s fee even if the Fund’s shares increase in value during the performance period, provided that the Fund underperformed its market

58	Annual Report | June 30, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

index. Also, depending on a Fund’s performance relative to the applicable market index over the rolling five-year performance period, the performance adjustment could increase the Adviser’s fee even if the Fund has experienced underperformance relative to its market index in the short-term, or could decrease the Adviser’s fee even if the Fund has experienced outperformance relative to its market index in the short-term. However, no performance fee adjustment will be applied to the Adviser’s fee if the cumulative difference between a Fund’s performance and that of the applicable market index is less than or equal to 2% over the rolling five-year performance period.

Additionally, because the base fee is applied to average annual net assets, and the performance adjustment is calculated over a rolling five-year performance period, it is possible that if a Fund underperforms the applicable market index significantly over the performance period, and the Fund’s assets have declined significantly over that performance period, the negative performance adjustment may exceed the base fee. In this event, the Adviser would make a payment to the Fund.

Aggressive Investors 1: A total advisory fee is paid by the Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million, 0.85% of the next $500 million and 0.80% of any net assets in excess of $1 billion.

The Performance Adjustment equals 4.67% times the difference in cumulative total return between the Fund and the Standard and Poor’s 500 Composite Stock Price Index with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.70% to a maximum of +0.70%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund performance and the Index performance is less than or equal to 2%.

Ultra-Small Company: The Fund pays advisory fees based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million and 0.85% of any excess over $500 million. The management fees are computed daily and are payable monthly. However, during any period when the Fund’s net assets range from $27,500,000 to $55,000,000, the advisory fee will be determined as if the Fund had $55,000,000 under management. This is limited to a maximum annualized expense ratio of 1.49% of average net assets.

Ultra-Small Company Market: The Fund’s advisory fee is a flat 0.50% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Small-Cap Value: A total advisory fee is paid by each Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the annual rate of 0.60% of the value of each Fund’s average daily net assets.

The Performance Adjustment equals 0.33% times the difference in cumulative total return between the Fund and the Russell 2000 Value Index, with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.05% to a maximum of +0.05%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund Performance and the Index performance is less than or equal to 2%.

Omni Small-Cap Value Fund: The Fund’s advisory fee is a flat 0.45% of the value of average daily net assets, computed daily and payable monthly.

Managed Volatility: The Fund’s advisory fee is a flat 0.60% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Expense limitations: The Adviser has agreed to reimburse the Funds for operating expenses and management fees above the expense limitations shown in the table below, which are shown as a ratio of net expenses to average net assets, for each Fund, for the year ended June 30, 2024. Any material change to the expense limitation would require a vote by shareholders

bridgewayfunds.com	59

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

of the applicable Fund excluding Omni Small-Cap Value fund where the Expense Limitation Agreement of 0.47% may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds.

Bridgeway Fund	Expense Limitation	Total Waivers and Reimbursements for Year Ended 06/30/24

Aggressive Investors 1	1.75%	$–
Ultra-Small Company	1.85%	–
Ultra-Small Company Market	0.75%	75,202
Small-Cap Value	0.94%	–
Omni Small-Cap Value*	0.47%	1,945,822
Managed Volatility	0.94%	103,248

*

The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser to meet the expense limitation for each fiscal year provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and that the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different. The Omni Small-Cap Value Fund has recoupable expenses of $1,945,822, $2,244,593, and $755,915, which expire no later than June 30, 2027, June 30, 2026, and June 30, 2025, respectively.

Other Related Party Transactions: The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Directors reviews a report on inter-portfolio trades quarterly. Inter-portfolio purchases and sales during the year ended June 30, 2024 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales

Ultra-Small Company	$3,805,689	$3,838,160
Ultra-Small Company Market	4,050,260	3,890,506
Small-Cap Value	2,701,939	1,312,332
Omni Small-Cap Value	3,816,563	5,333,453

The Adviser entered into an Administrative Services Agreement with Bridgeway, pursuant to which the Adviser provides various administrative services to the Funds, including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds;(iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. For its services to all of the Bridgeway Funds, the Adviser is paid an annual aggregate fee of $130,000, payable in equal monthly installments. For the allocation of this expense to each of the Funds, please see the Statements of Operations.

Board of Directors Compensation Independent Directors are paid an annual retainer of $20,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. In addition, Independent Directors are paid $14,000 per meeting for meeting fees. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

Independent Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of directors’ fees attributable to each Fund is disclosed in the Statements of Operations.

60	Annual Report | June 30, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. Compensation for Mr. Montgomery is borne by the Adviser rather than the Funds.

4.  Distribution Agreement:

Foreside Fund Services, LLC acts as distributor of the Funds’ shares, pursuant to a Distribution Agreement dated September 30, 2021. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1.

5.  Purchases and Sales of Investment Securities:

Purchases and sales of investments, other than short-term securities, for each Fund for the year ended June 30, 2024 were as follows:

	Purchases		Sales
Bridgeway Fund	U.S. Government	Other	U.S. Government	Other

Aggressive Investors 1	$–	$104,308,078	$–	$116,692,130
Ultra-Small Company	–	57,774,696	–	66,647,521
Ultra-Small Company Market	–	78,575,868	–	98,655,976
Small-Cap Value	–	299,941,293	–	385,760,584
Omni Small-Cap Value	–	306,956,471	–	385,468,782
Managed Volatility	–	1,625,232	–	3,868,209

6.  Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes, including short-term securities as of June 30, 2024, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$49,299,155	$14,033,833	$44,087,869
Gross depreciation (excess of tax cost over value)	(1,772,909)	(13,863,770)	(29,017,558)
Net unrealized appreciation	$47,526,246	$170,063	$15,070,311
Cost of investments for income tax purposes	$130,987,436	$83,904,295	$171,416,644

	Small-Cap Value	Omni Small-Cap Value	Managed Volatility
Gross appreciation (excess of value over tax cost)	$78,555,870	$314,186,625	$10,495,686
Gross depreciation (excess of tax cost over value)	(59,243,896)	(68,155,190)	(263,735)
Net unrealized appreciation	$19,311,974	$246,031,435	$10,231,951
Cost of investments for income tax purposes	$472,454,190	$970,837,686	$20,053,878

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale and passive foreign investment companies (PFICs).

Classifications of Distributions Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

bridgewayfunds.com	61

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

The tax character of the distributions paid by the Funds during the last two fiscal years ended June 30, 2024 and June 30, 2023 respectively, are as follows:

	Aggressive Investors 1		Ultra-Small Company
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Distributions paid from:
Ordinary Income	$1,380,082	$2,003,138	$2	$–
Long-Term Capital Gain	10,241	–	4,092,357	12,509,632
Total	$1,390,323	$2,003,138	$4,092,359	$12,509,632

	Ultra-Small Company Market		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Distributions paid from:
Ordinary Income	$1,680,449	$1,949,150	$5,152,793	$5,499,665
Long-Term Capital Gain	–	1,992,833	9,543,418	792,604
Total	$1,680,449	$3,941,983	$14,696,211	$6,292,269

	Omni Small-Cap Value		Managed Volatility
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Distributions paid from:
Ordinary Income	$18,886,697	$20,509,847	$1,306,594	$95,249
Long-Term Capital Gain	85,347,124	210,597,017	364,122	1,675,841
Total	$104,233,821	$231,106,864	$1,670,716	$1,771,090

62	Annual Report | June 30, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

Components of Accumulated Earnings As of June 30, 2024, the components of accumulated earnings on a tax basis were:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Accumulated Net Investment Income	$–	$1,883,935	$1,126,793
Capital Loss Carryovers	–	–	(28,025,847)
Accumulated Net Realized Gain on Investments	–	–	–
Post October Losses Deferred*	–	–	(5,526,412)
Other Temporary Differences	–	–	–
Net Unrealized Appreciation of Investments	47,526,246	170,062	15,070,311
Total	$47,526,246	$2,053,997	$(17,355,155)

	Small-Cap Value	Omni Small-Cap Value	Managed Volatility
Accumulated Net Investment Income	$1,602,753	$9,185,315	$42,438
Capital Loss Carryovers	–	–	–
Accumulated Net Realized Gain on Investments	11,343,618	67,553,213	15,492
Post October Losses Deferred	–	–	–
Other Temporary Differences**	–	–	(111,656)
Net Unrealized Appreciation of Investments	19,311,974	246,031,435	10,277,645
Total	$32,258,345	$322,769,963	$10,223,919

*

Includes Post October Losses that the Funds have elected to defer to the beginning of their next fiscal year ending June 30, 2025. The Ultra-Small Company Market Fund has elected to defer qualified short term and long term capital gains (losses) of $(5,526,412). The Aggressive Investor 1, Ultra-Small Company, Small-Cap Value, Omni Small-Cap Value and Managed Volatility Funds have no deferred qualified ordinary late- year losses, short term capital losses or long term capital losses. As of June 30, 2024 Ultra-Small Company Market Fund had non-expiring short and long term capital loss carryforwards of ($28,025,847).

**	Includes other temporary differences of $(111,656) for deferred straddle losses outstanding.

For the fiscal year June 30, 2024, the Funds recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)
	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Paid-In Capital	$(153,837)	$113,660	$–
Distributable Earnings	153,837	(113,660)	–

		Increase (Decrease)
	Small-Cap Value	Omni Small-Cap Value	Managed Volatility
Paid-In Capital	$3,121,839	$7,607,473	$22,395
Distributable Earnings	(3,121,839)	(7,607,473)	(22,395)

The difference between book and tax components of net assets and the resulting reclassifications were primarily a result of the differing book/tax treatment of the deduction of dividends paid for tax purposes, excess distributions and the write-off of unused net operating loss.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in the individual Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

bridgewayfunds.com	63

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2024

7.  Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless cancelled earlier, the Facility shall be held available until October 4, 2024. Advances under the Facility are limited to $15,000,000 in total for all Funds, and advances to each Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Fund is permitted to borrow under the 1940 Act.

The Funds incur a commitment fee of 0.10% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the higher of (a) the Federal Funds rate, (b) the Overnight Eurodollar Rate, or (c) the One-Month Eurodollar Rate. The facility fees are payable quarterly in arrears and are allocated to all participating Funds. Interest expense is charged directly to a Fund based upon actual amounts borrowed by such Fund.

For the year ended June 30, 2024, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Aggressive Investors 1	6.52%	$445,681	47	$3,793	$1,222,000
Ultra-Small Company	6.48%	596,074	68	7,296	2,153,000
Ultra-Small Company Market	6.53%	330,571	14	840	867,000
Small-Cap Value	6.56%	1,294,223	94	22,183	7,789,000
Omni Small-Cap Value	6.45%	1,559,077	52	14,521	15,000,000

1Interest expense is included on the Statements of Operations in Miscellaneous expenses.

8.  Redemption Fees

In Ultra-Small Company Market Fund, a 2% redemption fee may be charged on shares held less than six months. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital.

9.  Subsequent Events

On August 22, 2024, the Board of Directors of the Funds approved a proposal to liquidate the Managed Volatility Fund (the “MV Fund”). Accordingly, effective on August 23, 2024, the MV Fund will no longer accept purchase orders and the MV Fund will be terminated on or about November 18, 2024.

64	Annual Report | June 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

June 30, 2024

To the Shareholders and Board of Directors of

Bridgeway Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aggressive Investors 1 Fund, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Value Fund, Omni Small-Cap Value Fund, and Managed Volatility Fund (the “Funds”), each a series of Bridgeway Funds, Inc., as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 25, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 23, 2024

bridgewayfunds.com	65

OTHER INFORMATION

June 30, 2024 (Unaudited)

1. Shareholder Tax Information

Certain tax information regarding the Funds is required to be provided to shareholders, based upon each Fund’s income and distributions for the taxable year ended June 30, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2023.

The Funds report the following items with regard to distributions paid during the fiscal year ended June 30, 2024 All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations there under.

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Corporate Dividends Received Deduction	100.00%	26.06%	100.00%
Qualified Dividend Income	100.00%	23.62%	100.00%
Qualified Interest Related Dividends	1.54%	0.00%	1.07%
Qualified Short Term Capital Gain Dividends	0.00%	100.00%	0.00%
U.S. Government Income	0.00%	0.00%	0.00%

	Small-Cap Value	Omni Small-Cap Value	Managed Volatility
Corporate Dividends Received Deduction	94.89%	92.51%	39.09%
Qualified Dividend Income	100.00%	100.00%	39.83%
Qualified Interest Related Dividends	1.44%	0.40%	60.25%
Qualified Short Term Capital Gain Dividends	0.00%	0.00%	100.00%
U.S. Government Income	0.00%	0.00%	39.22%

US Government Income represents the amount of interest that was derived from direct US Government obligations. Generally, such interest is exempt from state income tax. However, for residents of California, New York and Connecticut, the statutory threshold requirements were not satisfied. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

During the fiscal year ended June 30, 2024, the Funds paid distributions from ordinary income and long-term capital gain that included equalization debits summarized below:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Ordinary Income Distributions	$ 1,380,082	$ 2	$ 1,680,449
Long-Term Capital Gain Distributions	10,241	4,092,357	–

	Small-Cap Value	Omni Small-Cap Value	Managed Volatility
Ordinary Income Distributions	$ 5,152,793	$ 18,886,697	$ 1,306,594
Long-Term Capital Gain Distributions	9,543,418	85,347,124	364,122

66	Financial Statements and Other Information | June 30, 2024

OTHER INFORMATION (continued)

June 30, 2024 (Unaudited)

2.  Proxy Voting

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2024 is available without charge at the Funds’ website www.bridgewayfunds.com or by contacting Bridgeway Funds at funds@bridgeway.com. Such information is also available on the SEC’s website at http://www.sec.gov.

3.  Fund Holdings

The complete schedules of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Financial Statements and Other Information prepared as of each of these periods. The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after the end of the period. All of these reports are available on the Funds’ website www.bridgewayfunds.com. Copies are also available without charge, upon request, by contacting Bridgeway Funds at funds@bridgeway.com and on the SEC’s website at http://www.sec.gov.

4.  Approval of Investment Management Agreement

Bridgeway Funds, Inc.’s (the “Company”) management agreement (the “Management Agreement”) with its investment adviser, Bridgeway Capital Management, LLC (the “Adviser”), on behalf of each of the Company’s funds must be approved for an initial term no greater than two years and renewed at least annually thereafter by the board of directors of the Company (the “Board” or “Directors”) or a vote of a majority of the outstanding voting securities of each fund. In addition, the renewal must be approved by a majority of the Directors who are not parties to the Management Agreement or “interested persons” of any party thereto (the “Independent Directors”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the approval of the Management Agreement. For example, the Board or its standing committees consider at meetings during the year various factors that are relevant to the annual renewal of each fund’s Management Agreement, including the quality of services and support provided to each fund by the Adviser, the Adviser’s compliance program, including the effectiveness of its implementation, comparative performance information for each fund, the risk assessment of the funds and “deep dives” on the strategy and performance of certain funds on a periodic basis. Additionally, between regular Board meetings the Adviser provides the Board with updated financial information on the Adviser and strategic direction and marketing efforts.

On May 16, 2024, the Board, including a majority of the Independent Directors, met (the “Meeting”) with the Adviser, the Company’s outside legal counsel, independent legal counsel to the Independent Directors (“Independent Legal Counsel”) and others to consider information bearing on the continuation of the Management Agreement with respect to the following funds of the Company: Aggressive Investors 1 Fund, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Value Fund, Omni Small-Cap Value Fund and Managed Volatility Fund (each a “Fund” and together, the “Funds”).

In reaching its decisions regarding the renewal of the Management Agreement for each Fund, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and committee meetings, as applicable and as described above, as well as the information provided to it specifically in relation to the annual consideration of the approval of the continuation of the Management Agreement for each Fund.

In preparation for the Meeting, the Independent Directors requested that the Adviser provide specific information relevant to the Board’s consideration of the renewal of the Management Agreement with respect to each Fund. In response to that request, the Board was furnished with a wide variety of information with respect to each Fund, including information regarding:

•

investment performance over various time periods and the fees and expenses of the Fund as compared to a comparable group of funds as determined and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data;

•	the nature, extent and quality of services provided by the Adviser to the Fund under the Management Agreement;

bridgewayfunds.com	67

OTHER INFORMATION (continued)

June 30, 2024 (Unaudited)

•	actual management fees paid by the Fund to the Adviser and a comparison of those fees with the management fees charged to comparable advisory clients of the Adviser, as applicable;

•	the Adviser’s costs of providing services to the Fund and the profitability of the Adviser from its relationship with the Fund;

•	the extent to which economies of scale would be realized as the Fund’s assets increase and whether fee levels reflect these economies of scale for the benefit of Fund investors; and

•	any potential “fall-out” or ancillary benefits accruing to the Adviser as a result of its relationship with the Fund.

In addition to evaluating the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at the Meeting.

In considering the information and materials described above, the Independent Directors met with Independent Legal Counsel to review such information and materials prior to the Meeting. In addition, the Independent Directors met in executive session with Independent Legal Counsel to consider the continuation of the Management Agreement with respect to each Fund outside the presence of management during the Meeting.

The Board also was provided with a written description of its statutory responsibilities and the legal standards that are applicable to approval of the renewal of the Management Agreement.

Although the Management Agreement for all of the Funds was considered at the Meeting, the Directors considered the renewal of the Management Agreement with respect to each Fund separately.

In considering the aforementioned information, the Board took into account management style, investment strategies and prevailing market conditions as reported by the Adviser. Furthermore, in evaluating the Management Agreement, the Directors also considered information provided by the Adviser concerning the following:

•

the terms of the Management Agreement, including the services performed by the Adviser in managing each Fund’s assets in accordance with the Fund’s investment objectives, policies and restrictions and how those services and fees differ from those for comparable advisory clients of the Adviser, as applicable;

•	information regarding the advisory fee rates and the expense limitation or fee waiver arrangements, if any, for each Fund;

•	the Adviser’s personnel, staffing levels and the time and attention the Adviser’s personnel devote to the management of the Funds as compared to other advisory clients of the Adviser;

•	the Adviser’s risk assessment and management process;

•	the Adviser’s representation that it does not engage in pre-arranged soft dollar arrangements but that it may receive the benefit of research services provided by broker-dealers; and

•	the financial condition and stability of the Adviser.

In view of the broad scope and variety of factors and information considered by the Board, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Management Agreement for each Fund for an additional year. Rather, the Board’s determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following describes various factors that were considered by the Board in deciding to approve the continuance of the Management Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by the Adviser, the Directors considered the services provided to each Fund and any expected changes thereto, the qualifications, experience and duties of the Adviser’s personnel,

68	Financial Statements and Other Information | June 30, 2024

OTHER INFORMATION (continued)

June 30, 2024 (Unaudited)

the approximate amount of time those personnel devote to the Funds, recent and expected personnel changes, portfolio manager compensation arrangements, business continuity and succession planning, and enterprise risk management (including as it relates to cybersecurity risk). In addition, the Directors considered information provided by the Adviser regarding its overall financial strength and considered the resources and staffing in place with respect to the services provided to the Funds.

Based on the totality of the information considered, the Directors concluded that they were satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser, and that the Adviser has the ability to continue to provide these services based on its experience, operations and current resources.

Investment Performance

The Board considered performance information provided by the Adviser for similarly managed accounts (if any) over the most recent six-month, one-year, three-year, five-year, ten-year and fifteen-year periods ended December 31, 2023, as applicable, as well as Fund performance compared with its benchmark for one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023. The Board considered the Adviser’s representation that the differences in the performance of the similarly managed accounts (if any) and Fund performance were within ranges that the Adviser expects for the relevant accounts/Funds given, for example, differences in cash flows, investment restrictions, account size and tax management practices.

In addition, Broadridge provided a report (the “Broadridge Report”) of comparative data regarding fees, expenses and investment performance for each Fund as compared to a peer group selected by Broadridge (“Peer Group”). The performance periods included total return over the most recent calendar year (“one-year period”) and the annualized total returns over the most recent three calendar year period (“three-year period”), five calendar year period (“five-year period”) and ten calendar year period (“ten-year period”). With regard to the performance information provided in the Broadridge Report, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance.

In particular, the Board considered the following performance information as of December 31, 2023 provided by the Adviser and from Broadridge:

•

With regard to the Aggressive Investors 1 Fund, the Fund’s performance was in the third quintile for the one-year period and in the fifth quintile for the three-year, five-year and ten-year periods, as compared with its Peer Group. The Fund outperformed its primary benchmark for the since inception period, while it underperformed its primary benchmark for the one-year, three-year, five-year and ten-year periods. The Board considered the Adviser’s explanation that the Fund’s deeper value tilt had detracted from the Fund’s relative performance. The Board also took into account that the Adviser plans to assess the Fund’s portfolio design and construction in 2024 with the goal of improving relative performance going forward and that the Fund’s performance was considered in line with its design. Based on their review, the Directors concluded that the Fund’s performance was being addressed.

•

With regard to the Ultra-Small Company Fund, the Fund’s performance was in the second quintile compared to its Peer Group for the one-year period, in the first quintile for the three-year and five-year periods, and in the fifth quintile for the ten-year period. The Fund outperformed its primary benchmark for the one-year, three-year and five-year periods, while it underperformed its primary benchmark for the ten-year period. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its primary benchmark.

•

With regard to the Ultra-Small Company Market Fund, the Fund’s performance was in the fourth quintile for the three-year period and in the fifth quintile for the one-year, five-year and ten-year periods, as compared with its Peer Group. The Fund outperformed its primary benchmark for the one-year, three-year and five-year periods, while it underperformed its primary benchmark for the ten-year period. The Board considered the Adviser’s explanation that the variability in the Fund’s performance relative to peers is expected and largely explained by the market capitalization differences between the ultra-small cap nature of the Fund and the other small-cap funds in its Peer Group as well as by the inherent value tilt of

bridgewayfunds.com	69

OTHER INFORMATION (continued)

June 30, 2024 (Unaudited)

the CRSP 10 Index relative to small-cap peers in general. The Board also took into account that the Fund’s performance was considered in line with its design. Based on their review, the Directors concluded that the Fund’s performance was satisfactory relative to the performance of the funds in its Peer Group and its primary benchmark.

•

With regard to the Small-Cap Value Fund, the Fund’s performance was in the fourth quintile for the one-year period, while the Fund’s performance was in the first quintile for the three-year, five-year and ten-year periods, as compared with its Peer Group. The Fund outperformed its primary benchmark over the three-year, five-year, ten-year and since-inception periods while it underperformed its primary benchmark for the one-year period. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its primary benchmark.

•

With regard to the Omni Small-Cap Value Fund, the Fund’s performance was in the first quintile of its Peer Group for the three-year and five-year periods and in the second quintile for the one-year and ten-year periods. The Fund outperformed its primary benchmark for the one-year, three-year, five-year, ten-year and since-inception periods. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its primary benchmark.

•

With regard to the Managed Volatility Fund, the Fund’s performance was in the fifth quintile of its Peer Group for the one-year and ten-year periods and in the fourth quintile for the three-year and five-year periods. The Fund underperformed its benchmark for the one-year, three-year, five-year, ten-year and since-inception periods. The Board considered the Adviser’s explanation that the Fund is not designed to outperform its primary benchmark, but instead is designed to capture only a portion of market return while limiting volatility. The Board also took into account that the Fund continues to perform as designed over longer time horizons. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its primary benchmark.

Fund Fees and Expenses

The Board considered information provided by the Adviser regarding the advisory fees it charges to comparable advisory clients and the reasons for any material differences between those fees and the fees it charges to the Funds. The Board also considered the Adviser’s views that, given investment performance and overall expenses, the Adviser believes the management fees for each Fund appear reasonable and appropriate given the distinctive features and design of each Fund, the disciplined implementation of the design by the Adviser, the relatively low management fees in most cases, the performance results in line with design and investor expectations, and the profitability to the Adviser of each Fund. More specifically, with regard to management fee differences among the Funds, the Board considered the Adviser’s view that fee differences stem from market factors as well as the estimated growth rate of the Fund at the time of launch; the potential asset capacity of the Fund; the risks associated with providing the advisory services to the Fund; and estimated costs of providing the advisory services driven by the design complexity of the Fund (e.g., more complex design is higher cost due to the research and portfolio management time required).

With respect to management fee differences between the Funds and other investment company clients of the Adviser, the Board considered that, unlike the Funds, the Adviser serves as a sub-adviser to the other investment company clients, which generally requires the Adviser to furnish fewer services than the services it provides to the Funds. The Board also considered the fees charged to other investment company clients of the Adviser, as well as the Adviser’s representation that for certain Funds, the Adviser did not manage comparable investment companies.

With respect to management fee differences between the Funds and other non-investment company clients of the Adviser, the Board considered that: (i) the management fee charged to the Ultra-Small Company Market Fund is lower than that charged to comparable clients; (ii) the asset-based management fee charged to the Aggressive Investors 1 Fund is higher than that charged to comparable clients, while the Fund’s performance fee rate is significantly lower than the performance fee rate charged to comparable clients (and there are other differences in the performance fee calculations); (iii) the management fee charged to the Small-Cap Value Fund is higher than that charged to one comparable separate account at all asset levels while the Fund’s management fee is equal to the management fee for another comparable separate account on assets over

70	Financial Statements and Other Information | June 30, 2024

OTHER INFORMATION (continued)

June 30, 2024 (Unaudited)

$100 million but it is lower for assets below $100 million; and (iv) the Adviser had no advisory clients comparable to the other Funds.

The Board also considered information compiled by Broadridge comparing each Fund’s contractual management fee rate (excluding any performance fees and using an assumed common asset level for the Fund and the other funds in the Peer Group), actual management fee rate (which included the effect of any fee waivers and any performance fees, and was derived from annual reports) and actual total expense ratios (which also included the effect of any fee waivers and performance fees, and was derived from annual reports) as a percentage of average net assets as compared to other funds in its expense Peer Group. Broadridge’s contractual management fee data included both advisory fees and administrative services fees, except for the Funds. Broadridge excluded administrative services fees for the Funds from contractual management fee data because those fees are fixed (i.e., a stated dollar amount), as opposed to asset based. More specifically, with respect to the Funds, the Adviser provides certain administrative services to the Funds pursuant to a separate contract, in exchange for an annual fixed fee (payable monthly) that the Adviser has represented approximates the cost of providing such services (which the Board considered in connection with profitability, as described below). Broadridge’s actual management fee data for the Funds and the other funds in the Peer Group included both advisory fees and administrative services fees. Thus, the contractual management fee rate in the Funds’ Broadridge comparisons did not reflect these administrative services fees, whereas the actual management fee rate in the Funds’ Broadridge comparisons included both advisory and administrative services fees.

With regard to the expense information provided in the Broadridge Report, the Board considered Fund expenses on a percentile and quintile basis as compared to each Fund’s Peer Group. For purposes of the expense data provided, Broadridge defines the first quintile as 20% of the funds in the applicable Peer Group with the lowest expenses and the fifth quintile as 20% of the funds in the applicable Peer Group with the highest expenses. In particular, the Board considered the following:

•

The Aggressive Investors 1 Fund’s contractual management fee was in the fifth quintile of its Peer Group (excluding the performance fee) and the Fund’s actual management fees and actual total expenses (factoring in the performance fee) were each in the first quintile of its Peer Group. The Board also considered the impact of the Fund’s performance fee on the fee comparisons.

•

With respect to the Ultra-Small Company Fund, the Board considered that the Fund’s contractual management fee was in the third quintile, the actual management fee was in the fifth quintile and total expense ratio was in the second quintile of its Peer Group. The Board took into account that the Fund’s total expenses, which included the actual management fee, were below the median of its Peer Group.

•

With respect to the Ultra-Small Company Market Fund, Small-Cap Value Fund, Omni Small-Cap Value Fund and Managed Volatility Fund, the Board considered that each Fund was in the first quintile of its applicable Peer Group for the contractual management fee, actual management fee and total expense ratio. The Board also considered the impact of the performance fee arrangement on actual management fees for the Small-Cap Value Fund.

In addition, the Board considered that the Adviser is contractually obligated to waive fees and/or pay Fund expenses in order to maintain expense limitations for each of the Funds to ensure that total expense levels do not increase above certain asset percentage levels.

The foregoing comparisons assisted the Board in determining to approve the continuance of the Management Agreement for each Fund by providing it with a basis for evaluating each Fund’s management fee and total expense ratio on a relative basis. Based on their review, the Directors concluded that each Fund’s management fee was reasonable in view of the services received by the Fund and the other factors considered.

Profitability

The Board reviewed the materials it received from the Adviser regarding its revenues and costs in providing investment management and certain administrative services to the Funds and the Company as a whole. In particular, the Board considered the analysis of the Adviser’s profitability with respect to each Fund, calculated for the years ended December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023. The Board also considered the Adviser’s

bridgewayfunds.com	71

OTHER INFORMATION (continued)
June 30, 2024 (Unaudited)

representations that it does not track expenses or maintain staff on a per Fund basis and accordingly the Adviser needed to make certain assumptions to allocate expenses on a Fund-by-Fund basis in order to calculate Fund-by-Fund profitability, making the process a subjective one. The Board also considered that the Adviser was operating certain Funds at a loss but that the Adviser had the resources necessary to continue providing the same level of services to those Funds. Based on their review, the Directors concluded that the Adviser’s profitability from its relationship with each Fund was reasonable.

Economies of Scale

The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. With respect to whether economies of scale are expected to be realized by the Adviser as a Fund’s assets increase and whether advisory fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of advisory fees charged and fee structure and concluded that the Adviser’s fee structure with respect to each Fund was appropriate at this time. The Board considered that the Aggressive Investors 1 Fund and Ultra-Small Company Fund each have fee breakpoints in their management fee schedules although neither Fund is at a size currently to benefit from such breakpoints. With respect to Ultra-Small Company Market Fund and Managed Volatility Fund, the Board considered the Adviser’s representation that it believes that neither Fund will produce significant economies of scale because each Fund involves intensive and time-consuming portfolio and trading management, and as a result, neither Fund has breakpoints in its management fee schedule. Lastly, although the Small-Cap Value Fund, Omni Small-Cap Value Fund and Managed Volatility Fund do not have fee breakpoints in their management fee schedules, the Board considered the Adviser’s explanation that these Funds were priced low relative to their respective Peer Groups and ahead of the economies of scale curve at launch. The Board noted that if a Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

“Fallout” or Ancillary Benefits

Board considered whether there were any “fall-out” or ancillary benefits that may accrue to the Adviser as a result of its relationships with the Funds. In terms of potential “fall-out” or ancillary benefits to the Adviser due to its position as manager of the Funds, the Board considered benefits related to track record and reputation, and portfolio trading and execution. The Board also considered the Adviser’s representations that it does not engage in pre-arranged soft dollar arrangements but that it may receive the benefit of research services provided by broker-dealers. In addition, the Board took into account that the Adviser receives administrative service fees from the Funds in exchange for providing certain administrative services to the Funds, noting that such services are provided at cost. The Board concluded that the “fall-out” or ancillary benefits accruing to the Adviser by virtue of its relationship with the Funds appeared to be reasonable.

* * * * *

Based on all relevant information and factors discussed above, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Directors, determined that the continuation of the Management Agreement for each Fund was in the best interests of the Fund. As a result, the Board, including a majority of the Independent Directors, approved the renewal of the Management Agreement for each Fund.

72	Financial Statements and Other Information | June 30, 2024

THIS PAGE INTENTIONALLY LEFT BLANK

bridgewayfunds.com	73

THIS PAGE INTENTIONALLY LEFT BLANK

74	Semi-Annual Report | December 31, 2023 (Unaudited)

BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534435

Pittsburgh, PA 15253-4435

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can review and copy information about our Funds (including the SAIs) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at ww.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@ sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer
(principal executive officer)

Date September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer
(principal executive officer)

Date September 3, 2024

By (Signature and Title)*	/s/ Deborah L. Hanna
Deborah L. Hanna, Treasurer and Principal Financial Officer
(principal financial officer)

Date September 3, 2024

* Print the name and title of each signing officer under his or her signature.